Item 1. Reports to Stockholders

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2005

[EV LOGO]		[GRAPHIC IMAGE]

Semiannual Report February 28, 2005
Alabama
EATON VANCE
[GRAPHIC IMAGE]	MUNICIPALS	Arkansas
TRUST
Georgia

[GRAPHIC IMAGE]		Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•             Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•             None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).  In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•             Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•             We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling
1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipals Funds as of February 28, 2005

TABLE OF CONTENTS

President’s Letter to Shareholders	2

Market Recap	3

Fund Investment Updates

Alabama	4
Arkansas	6
Georgia	8
Kentucky	10
Louisiana	12
Maryland	14
Missouri	16
North Carolina	18
Oregon	20
South Carolina	22
Tennessee	24
Virginia	26

Disclosure of Fund Expenses	28

Financial Statements	33

Investment Management	112

LETTER TO SHAREHOLDERS

Thomas J. Fetter
President

The municipal bond market is a center of capital formation for states, municipalities and, in some cases, private economic initiatives. In this edition of our continuing educational series, we will discuss industrial development revenue (IDR) bonds. IDR bonds have long been used as a financing mechanism by local governments to provide assistance to local employers and encourage job retention and creation within their communities.

IDR bonds finance private activities that benefit the public...

IDR bonds are issued by municipal authorities to finance projects and facilities used by private corporations. Historically, IDR bonds have represented a partnership between the private and public sectors –  a source of dedicated funding for companies and a source of job creation in projects beneficial to local communities.  The “Private-Activities” provision of the Tax Reform Act of 1986 permits issuance of tax-exempt bonds for specific activities, including pollution control; gas and electric service; water distribution; wastewater systems; solid waste disposal; airports and selected transportation projects; and other industrial projects.

The Act also placed a cap on the dollar amount that may be raised for IDR bonds in each state, limiting the amount to $50 per person/per state/per year, with a $150 million maximum. These limitations provide protection against potential abuse and ensure that tax-exempt IDR bonds will indeed be issued for projects that will benefit the public.

IDR bonds finance utility-related projects and other industrial initiatives...

Typically, IDR bond projects provide financing for manufacturing, processing or utility facilities. Historically, about one-half of these bonds have been issued to finance pollution control facilities for manufacturers and electric utilities. As many utilities and manufacturers have been ordered to comply with stricter environmental and fuel standards, pollution control bonds have helped finance the retrofits of existing plants. Other IDR bonds have served as inducements from state and local issuers to locate plants or build new facilities, in the hope that such construction might generate further economic growth for a community.

IDR bonds are secured by corporate revenues – not those of state or local governments...

IDR bond issues are secured by the credit of the underlying corporation. The municipal issuing authority acts solely as a conduit to permit tax-exempt financing. The corporation pledges to make payments sufficient to meet all debt service obligations. Unlike some revenue issues, IDR bonds are backed by revenues of the entire corporation, not solely by those of the project being financed.

Because IDR bonds are backed by corporate revenues and not by the taxing authority of a state or local jurisdiction, they have historically provided coupon premiums above those of general obligations and other more traditional revenue bonds. Bonds may be either collateralized or unsecured. Collateralized bonds have a lien against the company’s assets, which may provide bond holders enhanced bargaining power in the event of a bankruptcy. Unsecured bonds have no such lien.

While providing new opportunities, IDR bonds require rigorous analysis...

While IDR bonds may provide unusual investment opportunities, they also may entail increased risk and, therefore, demand especially intensive analysis. At Eaton Vance, we have credit analysts and resources dedicated to IDR bond research.

IDR bonds represent a key segment of the municipal bond market and should remain an important source of capital formation. In our view, the experience and resources needed to evaluate these issues further demonstrates the value of professional management. We will continue to look for opportunities in this sector of the municipal market.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Sincerely,

Thomas J. Fetter
President
April 6, 2005

MARKET RECAP

The U.S. economy continued to generate moderate growth during the six months ended February 28, 2005. However, the relentless hikes in gasoline and energy prices were increasingly felt by consumers. Meanwhile, the weak U.S. dollar kept U.S. exports competitive, but raised inflationary concerns and helped push interest rates higher.

The long-depressed manufacturing sector showed signs of life during the period...

The nation’s Gross Domestic Product grew by 3.8% in the fourth quarter of 2004, according to Commerce Department figures, following a 4.0% rise in the third quarter. Manufacturing activity expanded strongly, especially durable goods manufacturing, driven by the production of machine tools, trucks, defense-related products and selected technology products.

Despite higher gas and fuel prices, consumers remained active, although the pace of auto sales weakened somewhat. Travel and tourism activity was strong, benefiting the service and hospitality industries. Housing and residential construction remained robust, while commercial building gained new momentum in selected markets.

The economy enjoyed impressive job growth in late 2004 and early 2005...

The nation’s labor markets strengthened during the period. The pace of hiring picked up in areas that had suffered large technology sector layoffs in recent years. Manufacturing, financial services, business services, trucking, shipping, construction, energy, health care, and media also generated impressive new job creation, while temporary employment agencies witnessed strong demand. As a result of increased job growth, the nation’s unemployment rate fell to 5.2% in February 2005, down from 5.7% a year earlier.

Municipal bond yields equal 95% of Treasury yields

4.48%	6.89%

30-Year AAA-rated	Taxable equivalent yield
General Obligation (GO) Bonds*	in 35.0% tax bracket

4.72%

30-Year Treasury bond

Pricipal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessary representative of the Funds’ yield.  Statistics as of February 28, 2005

Past performance is no guarantee of future results.

Source: Bloomberg, LP.

The Federal Reserve continued to raise short-term interest rates in 2005...

The Federal Reserve pushed short-term rates higher, suggesting it will continue to raise rates to keep the economy from growing too quickly and, thereby, reviving inflation. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on seven occasions, raising that benchmark from 1.00% to 2.75%, including its most recent rate hike in March 2005.

The municipal bond market managed a respectable gain for the six months, outperforming the Treasury market. For the six months ended February 28, 2005, the Lehman Brothers Municipal Bond Index had a total return of 2.40%.*

*                 It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Alabama Municipals fund as of february 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 2.79% during the six months ended February 28, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.85 per share on February 28, 2005 from $9.80 on August 31, 2004, and the reinvestment of $0.221 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 2.61% during the six months ended February 28, 2005.(1)  This return was the result of an increase in NAV to $10.83 per share on February 28, 2005 from $10.77 on August 31, 2004, and the reinvestment of $0.219 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.85 per share for Class A and $10.83 for Class B, the Fund’s distribution rates were 4.30% and 3.55%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 6.96% and 5.75%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 3.45% and 2.87%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.59% and 4.65%, respectively.(5)

William H. Ahern
Portfolio Manager

Management Discussion

•                  Alabama experienced moderate economic growth in late 2004, although job growth remained sluggish. The exodus of apparel, textile, and paper production continued, although auto production benefited from direct investment by foreign manufacturers. The state’s jobless rate was 5.2% in February 2005, down from 5.6% a year ago.

•                  Insured* water and sewer bonds remained the Fund’s largest sector weighting at February 28, 2005. Alabama communities have increased the level of capital investment in recent years. Having suffered from drought in recent years, some communities have initiated programs aimed at watershed protection and drought-resistant facilities.

•                  In the Alabama hospital sector, the Fund remained very selective. Management focused on insured* bonds of hospitals it believes have a sound financial profile, as well as a competitive advantage due to in-demand health care services, such as rehabilitation, cancer care and children’s health services.

•                  Insured* general obligations (GOs) remained a significant investment. The Fund’s investments focused on cities and towns with a relatively strong tax base and sound economic underpinning, two key determinants for investors in general obligations.

•                  Management adjusted the Fund’s coupon mix to reflect changing market conditions. Management also continued its efforts to upgrade the Fund’s call protection. The Fund sold bonds with approaching call dates in favor of high quality, non-callable bonds and bonds with more attractive call characteristics.

*                 Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	1.99%	1.41%
Five Years	6.85	6.09
Ten Years	5.53	4.87
Life of Fund†	4.86	5.24

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.81%	-3.47%
Five Years	5.82	5.78
Ten Years	5.02	4.87
Life of Fund†	4.41	5.24

†Inception date: Class A: 12/7/93; Class B: 5/1/92

(1)          Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance Arkansas Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 2.62% during the six months ended February 28, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.90 per share on February 28, 2005 from $9.88 on August 31, 2004, and the reinvestment of $0.236 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 2.48% during the six months ended February 28, 2005.(1)  This return was the result of an increase in NAV to $10.64 per share on February 28, 2005 from $10.61 on August 31, 2004, and the reinvestment of $0.231 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.90 per share for Class A and $10.64 for Class B, the Fund’s distribution rates were 4.74% and 3.98%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 7.84% and 6.58%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 3.76% and 3.20%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.22% and 5.29%, respectively.(5)

*                 Private insurance does not decrease the risk of loss of principal associated with this investment.

Thomas M. Metzold

Co-Portfolio Manager

William H. Ahern

Co-Portfolio Manager

Management Discussion

•                  Arkansas’ economic condition improved in 2004, as the state registered its fastest job growth since 2000. With the exception of the manufacturing sector, all major state employment sectors posted positive year-over-year growth. Leisure, education and health care paced new job creation. The state jobless rate was 5.5% in February 2005, down from 5.7% a year ago.

•                  Hospital bonds were the Fund’s largest sector weighting at February 28, 2005. The Fund’s investments included uninsured and insured* issues for geographically diverse facilities throughout the state. The Fund’s investments emphasized competitive hospitals with attractive health care specialties and strong underlying finances.

•                  Industrial development revenue bonds played a prominent role in the Fund, although management remained selective within the sector. The Fund’s investments included paper and airline bonds – areas that, in management’s view, are likely to enjoy stronger demand in sustained economic recovery.

•                  The Fund maintained a significant exposure to essential services bonds, including insured* water and sewer issues. Because the revenues for these issues are based on fees and water payments, they are considered less subject to economic fluctuations.

•                  The Fund continued to pursue broad diversification by sector, issuer and coupon distribution. In addition, management extended its efforts to update call protection, a key strategic consideration in a period of relatively low rates.

•                  Effective May 2, 2005, Thomas M. Metzold will be the Fund’s sole portfolio manager.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 39.55% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	1.94%	1.32%
Five Years	6.68	5.94
Ten Years	5.64	4.95
Life of Fund†	5.01	5.11

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.91%	-3.54%
Five Years	5.64	5.62
Ten Years	5.12	4.95
Life of Fund†	4.55	5.11

†Inception date: Class A: 2/9/94; Class B: 10/2/92

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance Georgia Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 2.65% during the six months ended February 28, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.50 per share on February 28, 2005 from $9.48 on August 31, 2004, and the reinvestment of $0.229 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 2.34% during the six months ended February 28, 2005.(1)  This return was the result of an increase in NAV to $10.14 per share on February 28, 2005 from $10.13 on August 31, 2004, and the reinvestment of $0.225 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.50 per share for Class A and $10.14 for Class B, the Fund’s distribution rates were 4.80% and 4.04%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 7.86% and 6.61%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 4.02% and 3.47%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.58% and 5.68%, respectively.(5)

Cynthia J. Clemson
Portfolio Manager

Management Discussion

•                  Georgia’s economy continued to expand during the fiscal year, although lagging the national pace, as the state’s manufacturing industries have seen continuing layoffs. Georgia’s Atlanta-based technology sector generated some gains, although it has not yet recovered to pre-recession levels of 2000. The state’s jobless rate was 5.1% in February 2005, up from 4.3% a year ago.

•                  Insured* water and sewer bonds were the Fund’s largest sector weighting at February 28, 2005. Revenues for essential services, including water utilities, have historically been less impacted by changes in the overall economy. Georgia’s population growth and surging residential and commercial development have necessitated major improvements in the state’s water infrastructure.

•                  Industrial development revenue bonds constituted large investments. The Fund’s investments represented economically sensitive companies, as well as defensive industries. Investments included paper manufacturers, consumer products, beverages, airlines and a maker of chemical catalysts used in oil refining.

•                  Insured* transportation bonds were a major commitment for the Fund. Investments focused predominantly on Atlanta’s rapid transit system. The bonds have helped finance the system’s expansion needed to accommodate the city’s urban sprawl.

•                  Management continued to update the Fund’s coupon distribution to reflect a changing interest rate outlook. In addition, management continued to upgrade call protection, where possible, to protect against untimely calls and improve the Fund’s appreciation potential.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	2.32%	1.58%
Five Years	7.32	6.53
Ten Years	5.63	4.97
Life of Fund†	4.69	4.93

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.57%	-3.29%
Five Years	6.28	6.22
Ten Years	5.13	4.97
Life of Fund†	4.24	4.93

†Inception date: Class A: 12/7/93; Class B: 12/23/91

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance Kentucky Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 2.11% during the six months ended February 28, 2005.(1)  This return was the result of a decrease in net asset value (NAV) to $9.30 per share on February 28, 2005 from $9.32 on August 31, 2004, and the reinvestment of $0.215 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 1.91% during the six months ended February 28, 2005.(1)  This return was the result of a decrease in NAV to $10.04 per share on February 28, 2005 from $10.06 on August 31, 2004, and the reinvestment of $0.210 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.30 per share for Class A and $10.04 for Class B, the Fund’s distribution rates were 4.59% and 3.83%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 7.51% and 6.27%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 3.23% and 2.64%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.29% and 4.32%, respectively.(5)

William H. Ahern
Portfolio Manager

Management Discussion

•                  Kentucky’s economy improved significantly in 2004 and early 2005, with employment gains at the fastest pace since the 2001 recession. Most major sectors saw impressive gains during the year. While manufacturing continued to shed jobs, the rate of job loss was markedly lower than that seen during the recession. The state’s jobless rate was 5.2% in February 2005, down from 5.7% a year ago.

•                  Insured* transportation bonds bonds were the Fund’s largest sector weighting at February 28, 2005. The Fund’s investments included issues for highway, turn-pike and regional airport authorities. With the region’s air passenger and freight traffic doubling in the past decade, these bonds have helped finance a much-needed expansion.

•                  Industrial development revenue bonds were significant holdings for the Fund. Amid signs of a stronger economy, the Fund’s investments included issues in economically sensitive areas such as the airline, chemical, retailing, energy and metals industries.

•                  Insured* lease revenue/certificates of participation (COPs) constituted prominent investments. COPs are an alternative financing tool employed by some communities to finance educational facilities and assorted public improvements.

•                  Management sought to diversify the Fund’s investments according to issuer, sector and insurer and coupon allocation. In addition, management continued to monitor call characteristics. Call features can have a significant influence on the Fund’s ability to respond to changes in interest rates.

*      Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	1.93%	1.30%
Five Years	5.72	4.99
Ten Years	5.30	4.64
Life of Fund†	4.47	4.78

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.94%	-3.57%
Five Years	4.69	4.66
Ten Years	4.79	4.64
Life of Fund†	4.02	4.78

†Inception date: Class A: 12/7/93; Class B: 12/23/91

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance Louisiana Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 3.72% during the six months ended February 28, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.97 per share on February 28, 2005 from $9.84 on August 31, 2004, and the reinvestment of $0.233 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 3.54% during the six months ended February 28, 2005.(1)  This return was the result of an increase in NAV to $10.54 per share on February 28, 2005 from $10.40 on August 31, 2004, and the reinvestment of $0.225 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)  As quality spreads tightened during the period, the Fund’s lower-investment-grade investments fared especially well, which accounted for its outperformance of the Index.

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.97 per share for Class A and $10.54 for Class B, the Fund’s distribution rates were 4.65% and 3.91%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 7.61% and 6.40%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 3.97% and 3.41%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.50% and 5.58%, respectively.(5)

Robert B. MacIntosh
Portfolio Manager

Management Discussion

•                  Louisiana has seen uneven job growth in the past year. The state’s key chemical sector lost ground, as the industry was hurt by high natural gas prices. Education, health care, retail and telecommunications generated meaningful growth. Manufacturing was generally flat, although there was a pick-up in auto and ship building. The state’s jobless rate was 6.0% in February 2005, up from 5.7% a year ago.

•                  Insured* education bonds were the Fund’s largest sector weighting at February 28, 2005. The education sector has historically tended to be less sensitive to the vagaries of the economy. The Fund’s investments included state and local finance authority bonds that provided financing for the construction of student housing, classroom and lab facilities.

•                  Insured* general obligations (GOs) represented a large investment for the Fund. With the state’s key energy industry hurt by weather-related shutdowns and the chemical industry hurt by high natural gas prices, insured* state, parish and local GOs provided an attractive measure of revenue stability.

•                  Insured* special tax revenue bonds constituted a major commitment for the Fund. These issues gave Louisiana communities an alternative financing source for public facilities, with revenue streams generated by gas and fuel taxes and local district sales taxes.

•                  Management continued to update the Fund’s call protection, when possible, trading bonds with near-term calls for non-callable bonds or issues with longer-dated call provisions.

•                  From a coupon standpoint, management maintained a well-diversified allocation, balancing defensive, higher-coupon issues with interest-rate-sensitive, low- and zero-coupon issues for appreciation potential.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	4.48%	3.87%
Five Years	7.65	6.88
Ten Years	5.75	5.07
Life of Fund†	5.17	5.21

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.49%	-1.11%
Five Years	6.60	6.57
Ten Years	5.24	5.07
Life of Fund†	4.70	5.21

†Inception date: Class A: 2/14/94; Class B: 10/2/92

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance Maryland Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 3.19% during the six months ended February 28, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.57 per share on February 28, 2005 from $9.49 on August 31, 2004, and the reinvestment of $0.220 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 3.00% during the six months ended February 28, 2005.(1)  This return was the result of an increase in NAV to $10.44 per share on February 28, 2005 from $10.35 on August 31, 2004, and the reinvestment of $0.218 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)  As quality spreads tightened during the period, the Fund’s lower-investment-grade investments fared especially well, which accounted for its outperformance of the Index.

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.57 per share for Class A and $10.44 for Class B, the Fund’s distribution rates were 4.48% and 3.75%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 7.24% and 6.06%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 4.06% and 3.51%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.56% and 5.67%, respectively.(5)

Craig Brandon
Portfolio Manager

Management Discussion

•                  Maryland’s job growth outpaced that of the nation during the past year, helped, in part, by increased spending for homeland security. In addition, the region’s key tourism industry has recovered significantly since 2001, boosting the leisure, lodging and services sectors. Maryland’s jobless rate was 4.2% in February 2005, unchanged from a year ago.

•                  Education bonds were the Fund’s largest sector weighting at February 28, 2005. The education sector has generally been less sensitive to the vagaries of the economy. The Fund’s investments included public and private institutions that have relatively strong applicant demand and stable-to-rising tuition and fee income.

•                  Insured* and uninsured hospital issues played a major role in the Fund. Management remained very selective, focusing on the more competitive institutions that have sound management, favorable cost structures, good market share and low bed-vacancy rates.

•                  Insured* water and sewer bonds were large investments. Essential service revenues of water utilities tend to be relatively stable, generally unaffected by changes in the overall economy. The Fund’s investments included bonds for Baltimore’s water and wastewater systems, which include the city’s reservoir watersheds, wastewater treatment facilities and water filtration plants.

•                  The Fund had significant investments in insured* transportation bonds. Among the Fund’s investments were bonds that helped finance an ongoing $1.8 billion improvement project for Baltimore-Washington airport. Improvements included a terminal expansion, new parking lots, rental car facilities and widened access roads.

*      Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 38.09% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	2.34%	1.71%
Five Years	6.60	5.79
Ten Years	5.35	4.67
Life of Fund†	4.59	4.93

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.54%	-3.17%
Five Years	5.57	5.47
Ten Years	4.84	4.67
Life of Fund†	4.14	4.93

†Inception date: Class A: 12/10/93; Class B: 2/3/92

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance Missouri Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 2.65% during the six months ended February 28, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $10.10 per share on February 28, 2005 from $10.08 on August 31, 2004, and the reinvestment of $0.244 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 2.43% during the six months ended February 28, 2005.(1)  This return was the result of an increase in NAV to $11.16 per share on February 28, 2005 from $11.14 on August 31, 2004, and the reinvestment of $0.248 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $10.10 per share for Class A and $11.16 for Class B, the Fund’s distribution rates were 4.70% and 3.96%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 7.69% and 6.48%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 3.43% and 2.84%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.61% and 4.65%, respectively.(5)

Cynthia J. Clemson
Portfolio Manager

Management Discussion

•                  Missouri’s economy grew unevenly in the past year. Around 5,000 manufacturing jobs were generated, a modest recouping of the 57,000 such jobs lost in the past five years in the metals, machinery, and electronic equipment areas. Construction saw impressive growth, amid a stronger housing and commercial climate. The state’s jobless rate was 5.8% in February 2005, up from 5.5% a year ago.

•                  Insured* lease revenue/certificates of participation (COPs) were the Fund’s largest sector weightings at February 28, 2005. These bonds represented a financing alternative that gave Missouri issuers increased financial flexibility. The bonds financed a variety of public projects, including convention center and hotel construction, sports facilities and other capital improvement programs.

•                  Insured* and uninsured hospital issues were significant investments for the Fund. Amid rising costs and more stringent reimbursement rules, management emphasized hospitals with sound underlying fundamentals, and a reputation for quality care and marketable health care specialties.

•                  The Fund had investments in selected industrial development revenue bonds (IDRs). IDRs tend to be more sensitive to the economy and may be helped by a recovery in industrial activity. The Fund’s investments included retailing, consumer products, chemicals, air freight and beverages.

•                  The Fund continued its efforts at diversification. In addition to diversifying according to issuer, sector and insurer, management had a balanced coupon allocation. Management also emphasized good call protection, which remains a strategic priority.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	3.71%	3.11%
Five Years	7.42	6.61
Ten Years	6.09	5.37
Life of Fund†	5.28	5.66

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.20%	-1.81%
Five Years	6.37	6.30
Ten Years	5.58	5.37
Life of Fund†	4.82	5.66

†Inception date: Class A: 12/7/93; Class B: 5/1/92

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance North Carolina Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 2.39% during the six months ended February 28, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.40 per share on February 28, 2005 from $9.39 on August 31, 2004, and the reinvestment of $0.212 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 2.07% during the six months ended February 28, 2005.(1)  This return was the result of no change in NAV from $10.10 on August 31, 2004, and the reinvestment of $0.207 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.40 per share for Class A and $10.10 for Class B, the Fund’s distribution rates were 4.36% and 3.62%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 7.27% and 6.04%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 3.57% and 2.99%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.95% and 4.99%, respectively.(5)

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Thomas M. Metzold

Co-Portfolio Manager

William H. Ahern

Co-Portfolio Manager

Management Discussion

•                  North Carolina’s economic recovery gained ground in the past year. The state’s technology sector was boosted by planned expansions and new facilities by computer manufacturers and suppliers. In contrast, the textile and furniture industries have been challenged by the removal of import quotas. The state jobless rate was 5.4% in February 2005, down from 5.8% a year ago.

•                  Electric utilities bonds were the Fund’s largest sector weighting at February 28, 2005. These essential services bonds are prized by investors for their stable revenues independent of the overall economy. The Fund’s investments included county and state issuers, as well as selected Puerto Rico zero coupon issues.

•                  Escrowed/prerefunded bonds were prominent investments for the Fund. Pre-refunded to maturity and backed by Treasury bonds, escrowed bonds are considered very high credit quality, have relatively stable trading characteristics and may have above-average coupons.

•                  The Fund maintained a significant exposure to education bonds. Investments included some of the state’s premier universities, which enjoy excellent academic reputations, strong applicant demand and very stable tuition-based revenues.

•                  Diversification has been a major emphasis of the Fund. Management has sought a broad representation within the Fund on an issue, sector, coupon and structural basis. Given the relatively low level of interest rates, call protection has remained another key consideration.

•                  Effective May 2, 2005, Thomas M. Metzold will be the Fund’s sole portfolio manager.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower

(2)  A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state intangibles tax.

(3)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent figures assume a maximum 40.04% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	1.46%	0.75%
Five Years	6.13	5.36
Ten Years	5.26	4.56
Life of Fund†	4.51	4.80

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.33%	-4.09%
Five Years	5.11	5.03
Ten Years	4.75	4.56
Life of Fund†	4.06	4.80

†Inception date: Class A: 12/7/93; Class B: 10/23/91

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance Oregon Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 2.69% during the six months ended February 28, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.49 per share on February 28, 2005 from $9.48 on August 31, 2004, and the reinvestment of $0.242 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 2.39% during the six months ended February 28, 2005.(1)  This return was the result of no change in NAV from $10.37 on August 31, 2004, and the reinvestment of $0.245 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.49 per share for Class A and $10.37 for Class B, the Fund’s distribution rates were 5.01% and 4.26%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 8.47% and 7.20%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 4.26% and 3.72%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.20% and 6.29%, respectively.(5)

*      Private insurance does not decrease the risk of loss of principal associated with this investment.

Thomas M. Metzold

Co-Portfolio Manager

William H. Ahern

Co-Portfolio Manager

Management Discussion

•                  After a three-year downtrend, Oregon’s job growth outpaced the nation in 2004. Most sectors in the state generated job increases during this period, especially business services and manufacturing. The manufacturing sector received a boost from a rebound in semiconductor production. The state jobless rate was 6.6% in February 2005, down from 7.7% a year ago.

•                  Housing bonds were the Fund’s largest sector weighting at February 28, 2005. Housing bonds typically constitute a large portion of Oregon’s municipal issuance. The Fund’s investments were represented by city, county and state issuers, and included single- and multi-family housing projects.

•                  General obligations (GOs) played a prominent role in the Fund. The Fund’s GO investments included issues for the state’s board of education, local school districts, elderly and disabled housing and veterans’ welfare services.

•                  Industrial development revenue bonds (IDRs) provided the Fund an exposure to the economic cycle. The Fund’s IDR investments focused primarily on the state’s key paper industry and on airline bonds, each potential beneficiaries of a sustained economic recovery.

•                  The Fund had selected investments in Puerto Rico issues, providing diversification by issuer and coupon. The Fund’s Puerto Rico investments included GOs, electric utilities, education, IDRs, lease revenue and special tax revenue bonds.

•                  Effective May 2, 2005, Thomas M. Metzold will be the Fund’s sole portfolio manager.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 40.85% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	1.50%	0.83%
Five Years	6.45	5.64
Ten Years	5.43	4.72
Life of Fund†	4.69	5.07

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.31%	-3.98%
Five Years	5.41	5.32
Ten Years	4.92	4.72
Life of Fund†	4.23	5.07

†Inception date: Class A: 12/28/93; Class B: 12/24/91

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance South Carolina Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 4.87% during the six months ended February 28, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.93 per share on February 28, 2005 from $9.71 on August 31, 2004, and the reinvestment of $0.248 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 4.65% during the six months ended February 28, 2005.(1)  This return was the result of an increase in NAV to $10.53 per share on February 28, 2005 from $10.30 on August 31, 2004, and the reinvestment of $0.244 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)  As quality spreads tightened during the period, the Fund’s lower-investment-grade investments fared especially well, which accounted for its outperformance of the Index.

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.93 per share for Class A and $10.53 for Class B, the Fund’s distribution rates were 4.79% and 4.05%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 7.92% and 6.70%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 4.01% and 3.45%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.63% and 5.71%, respectively.(5)

Thomas J. Fetter
Portfolio Manager

Management Discussion

•                  South Carolina continued its economic recovery, despite a downturn in non-durable manufacturing, as the apparel and textile industries remained vulnerable to global outsourcing. However, the state’s auto sector remained a notable success story. Meanwhile, coastal regions were strong beneficiaries of growth in the tourism and leisure industries. The state’s jobless rate was 7.1% in February 2005, up from 6.7% a year ago.

•                  Insured* education bonds were the Fund’s largest sector weighting at February 28, 2005. Unlike more cyclical areas of the economy, demand within the education sector has tended to be less impacted by shifts in the overall economy. The Fund’s investments included some of South Carolina’s finest state-supported institutions.

•                  Insured* water and sewer bonds were significant investments. The demands imposed by widespread residential construction and large economic developments and manufacturing facilities have necessitated major new water infrastructure projects. Those initiatives have been supported in part by these insured* issues.

•                  Insured* utility bonds were prominent holdings in the Fund. As essential service bonds, these issues enjoy relatively stable revenues. The Fund’s investments included high quality issuers such as the state public service authority and a regional municipal power agency.

•                  Management adjusted the Fund’s coupon structure, where possible, to reflect the shift in interest rates. Management also continued to update call protection, eliminating issues with unfavorable call features in favor of bonds with longer-dated call provisions.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/alternative minimum tax and state and local taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 39.55% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	4.74%	4.26%
Five Years	7.67	6.88
Ten Years	5.89	5.26
Life of Fund†	5.12	5.15

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.25%	-0.72%
Five Years	6.63	6.57
Ten Years	5.38	5.26
Life of Fund†	4.65	5.15

†Inception date: Class A: 2/14/94; Class B: 10/2/92

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance Tennessee Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 2.25% during the six months ended February 28, 2005.(1)  This return was the result of a decrease in net asset value (NAV) to $9.89 per share on February 28, 2005 from $9.90 on August 31, 2004, and the reinvestment of $0.230 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 2.04% during the six months ended February 28, 2005.(1)  This return was the result of a decrease in NAV to $10.77 per share on February 28, 2005 from $10.78 on August 31, 2004, and the reinvestment of $0.229 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.89 per share for Class A and $10.77 for Class B, the Fund’s distribution rates were 4.51% and 3.76%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 7.38% and 6.15%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 3.26% and 2.67%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.34% and 4.37%, respectively.(5)

Cynthia J. Clemson
Portfolio Manager

Management Discussion

•                  Tennessee’s economy generated job growth during the past year in selected sectors, including construction, education, health care and tourism. Manufacturing also gained momentum, led by the state’s growing auto sector and the plans announced by Japanese manufacturers for future plant locations. Nonetheless, the state’s jobless rate was 5.9% in February 2005, up from 5.4% a year ago.

•                  Insured* electric utility bonds were the Fund’s largest sector weighting at February 28, 2005. Amid very limited new issuance of Tennessee municipal bonds, the electric utility sector remained an area characterized by well-regarded and liquid state and local issuers with dependable revenue streams.

•                  Insured* general obligations (GOs) constituted a major commitment for the Fund. As part of management’s emphasis on high credit quality, these issues included county GOs, school district bonds and local building authority bonds. These issues are backed by the taxing power of the issuing authority and are not reliant on any single project.

•                  Insured* escrowed/prerefunded bonds were significant holdings for the Fund. Escrowed bonds are either pre-refunded or escrowed to maturity and backed by Treasury bonds, most often as the result of a refinancing of existing higher-coupon debt. Valued by investors for their high credit quality, escrowed bonds may carry above-average coupons.

•                  Management emphasized high quality, as quality spreads remained unusually narrow. The Fund maintained selective investments in Puerto Rico issues, which provided good quality as well as additional opportunities for coupon and sector diversification.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns wuld be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/alternative minimum tax and state and local income taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	2.16%	1.46%
Five Years	6.72	5.96
Ten Years	5.84	5.13
Life of Fund†	5.01	5.27

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.73%	-3.40%
Five Years	5.70	5.64
Ten Years	5.33	5.13
Life of Fund†	4.55	5.27

†Inception date: Class A: 12/9/93; Class B: 8/25/92

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance Virginia Municipals Fund as of February 28, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 3.34% during the six months ended February 28, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.69 per share on February 28, 2005 from $9.59 on August 31, 2004, and the reinvestment of $0.218 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 3.12% during the six months ended February 28, 2005.(1)  This return was the result of an increase in NAV to $10.72 per share on February 28, 2005 from $10.61 on August 31, 2004, and the reinvestment of $0.218 in dividends.(2)

•                  For comparison, the Lehman Municipal Bond Index had a total return of 2.40% for the six months ended February 28, 2005.(3)  As quality spreads tightened during the period, the Fund’s lower-investment-grade investments fared especially well, which accounted for its outperformance of the Index.

•                  Based on the Fund’s most recent dividends and NAVs on February 28, 2005 of $9.69 per share for Class A and $10.72 for Class B, the Fund’s distribution rates were 4.37% and 3.62%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 7.13% and 5.91%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at February 28, 2005 were 3.73% and 3.16%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.09% and 5.16%, respectively.(5)

Robert B. MacIntosh
Portfolio Manager

Management Discussion

•                  Virginia’s economy continued to expand in 2004, with the Common-wealth’s northern tier benefiting from defense and homeland security spending. The region’s technology sector continued its recovery and residential construction remained strong. The southern tier was hurt by layoffs in textile and furniture industries. Virginia’s jobless rate was 3.3% in February 2005, down from 3.7% a year ago.

•                  Insured* transportation bonds were the Fund’s largest sector weighting at February 28, 2005. Transportation plays a vital role in an area that serves as the nation’s political center and a major regional economic hub. The Fund’s investments included highways, bridge and tunnel authorities, and regional airport authorities.

•                  Insured* hospital bonds constituted a large focus for the Fund. As elsewhere in the nation, Virginia hospitals face growing pressures due to rising costs, Medicare reimbursement issues and increased competition. The Fund focused on selected institutions that have managed to contain costs and have adopted successful marketing strategies within their local markets.

•                  Insured* education bonds remained significant investments. Colleges and universities historically have enjoyed stable tuition income due to relatively consistent applicant demand. The Fund’s investments included state building authority bonds that financed dormitories and classrooms for Virginia universities.

•                  Management continued to adjust the Fund’s coupon structure, where possible, and upgrade call protection. Faced with the possibility of a quickened pace of refundings, call protection has become a more important strategic consideration.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower.

(2)       A portion of the Fund’s income may be subject to federal income and/alternative minimum tax and state and local income taxes.

(3)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)       Taxable-equivalent figures assume a maximum 38.74% combined federal and state income tax rate.  A lower rate would result in lower tax-equivalent figures.

(6)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	2.92%	2.26%
Five Years	6.82	6.06
Ten Years	5.68	4.99
Life of Fund†	4.87	5.32

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.95%	-2.65%
Five Years	5.79	5.74
Ten Years	5.16	4.99
Life of Fund†	4.41	5.32

†Inception date: Class A: 12/17/93; Class B: 7/26/91

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Diversification by Credit Quality(2)

(2)          As a percentage of total investments, as of February 28, 2005. Holdings subject to change due to active management.

Eaton Vance Municipals Funds as of February 28, 2005

DISCLOSURE OF FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 – February 28, 2005).

Actual Expenses: The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Alabama Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,027.90	$3.87
Class B	$1,000.00	$1,026.10	$7.64

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86
Class B	$1,000.00	$1,017.30	$7.60

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares and 1.52% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance Arkansas Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,026.20	$3.82
Class B	$1,000.00	$1,024.80	$7.58

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.81
Class B	$1,000.00	$1,017.30	$7.55

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class A shares and 1.51% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance Georgia Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,026.50	$3.92
Class B	$1,000.00	$1,023.40	$7.68

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91
Class B	$1,000.00	$1,017.20	$7.65

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares and 1.53% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance Kentucky Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,021.10	$3.86
Class B	$1,000.00	$1,019.10	$7.61

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86
Class B	$1,000.00	$1,017.30	$7.60

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares and 1.52% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance Louisiana Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,037.20	$3.79
Class B	$1,000.00	$1,035.40	$7.57

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76
Class B	$1,000.00	$1,017.40	$7.50

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class A shares and 1.50% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance Maryland Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,031.90	$4.08
Class B	$1,000.00	$1,030.00	$7.85

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.06
Class B	$1,000.00	$1,017.10	$7.80

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance Missouri Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,026.50	$3.87
Class B	$1,000.00	$1,024.30	$7.63

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86
Class B	$1,000.00	$1,017.30	$7.60

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares and 1.52% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance North Carolina Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,023.90	$4.01
Class B	$1,000.00	$1,020.70	$7.77

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01
Class B	$1,000.00	$1,017.10	$7.75

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares and 1.55% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance Oregon Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,026.90	$3.92
Class B	$1,000.00	$1,023.90	$7.68

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91
Class B	$1,000.00	$1,017.20	$7.65

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares and 1.53% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance South Carolina Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,048.70	$3.81
Class B	$1,000.00	$1,046.50	$7.61

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76
Class B	$1,000.00	$1,017.40	$7.50

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class A shares and 1.50% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance Tennessee Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,022.50	$3.71
Class B	$1,000.00	$1,020.40	$7.46

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71
Class B	$1,000.00	$1,017.40	$7.45

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.74% for Class A shares and 1.49% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance Virginia Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04-2/28/05)

Actual
Class A	$1,000.00	$1,033.40	$4.03
Class B	$1,000.00	$1,031.20	$7.81

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01
Class B	$1,000.00	$1,017.10	$7.75

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares and 1.55% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004.

Eaton Vance Alabama Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.7%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 3.6%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,047,970
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,061,620
		$2,109,590
Escrowed / Prerefunded - 3.6%
$2,000	Tallassee IDB, (United Technologies), Prerefunded to 8/1/06, 6.10%, 8/1/14	$2,136,920
		$2,136,920
General Obligations - 4.5%
$1,125	Huntsville, 5.25%, 5/1/31	$1,203,930
550	Puerto Rico, 0.00%, 7/1/15	358,374
1,000	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,070,010
		$2,632,314
Hospital - 7.4%
$1,000	Cullman Medical Clinic Board, (Cullman Regional Medical Center), 6.50%, 2/15/23	$1,000,480
1,250	Huntsville, Health Care Authority, 5.75%, 6/1/31	1,317,337
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,050,400
910	Oneonta Eastern Healthcare Facility Financing Authority, 7.75%, 7/1/21	1,013,276
		$4,381,493
Industrial Development Revenue - 5.6%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$606,210
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,093,450
750	Phenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	797,520
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	833,127
		$3,330,307
Insured-Education - 10.4%
$775	Alabama Agricultural and Mechanical University, (MBIA), 5.00%, 11/1/25	$800,064
750	Auburn University, (MBIA), 5.00%, 6/1/26	776,205
7,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	4,541,325
		$6,117,594

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities - 0.3%
$165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.487%, 7/1/29(1)(2)	$203,950
		$203,950
Insured-Escrowed / Prerefunded - 7.3%
$1,060	Alabama State University, (MBIA), Prerefunded to 1/1/12, 5.25%, 3/1/33(3)	$1,189,596
1,310	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,420,747
1,190	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,293,375
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	383,213
		$4,286,931
Insured-General Obligations - 12.2%
$1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,560,600
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,115,560
1,000	Homewood, (MBIA), 5.00%, 9/1/31	1,032,520
700	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27(1)(2)	880,537
1,495	Tuscaloosa, (MBIA), 5.20%, 7/1/31	1,582,697
		$7,171,914
Insured-Hospital - 12.8%
$3,000	Birmingham, Care Facility Financing Authority, (Children's Hospital), (AMBAC), 5.00%, 6/1/32	$3,087,300
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,553,415
1,000	Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22	1,093,600
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/27	1,843,260
		$7,577,575
Insured-Lease Revenue / Certificates of Participation - 2.4%
$770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	$903,441
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(2)	536,224
		$1,439,665

See notes to financial statements

Eaton Vance Alabama Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue - 3.9%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$997,801
1,000	Madison County, Board of Education, Sales Tax Revenue, (AMBAC), 5.00%, 9/1/34	1,040,290
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.381%, 7/1/28(1)(4)	272,095
		$2,310,186
Insured-Transportation - 2.0%
$500	Huntsville-Madison County Airport, (AMT), (MBIA), 5.40%, 7/1/19	$524,180
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	629,340
		$1,153,520
Insured-Water and Sewer - 21.8%
$2,000	Alabaster, Sewer, (MBIA), 5.00%, 4/1/29	$2,083,720
2,500	Birmingham, Waterworks and Sewer Board, (MBIA), 5.25%, 1/1/33	2,653,975
1,000	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	1,059,190
1,000	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/27	1,069,310
1,000	Opelika, Water Works Board Utility, (FSA), 5.125%, 6/1/31	1,042,100
500	Ozark, Utilities Board Water and Sewer, (AMBAC), 5.00%, 9/1/31	518,195
3,075	Prichard Water and Sewer, (AMBAC), 6.125%, 11/15/14	3,147,109
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,292,954
		$12,866,553
Lease Revenue / Certificates of Participation - 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$518,225
		$518,225
Total Tax-Exempt Investments - 98.7% (identified cost $54,495,010)		$58,236,737
Other Assets, Less Liabilities - 1.3%		$792,506
Net Assets - 100.0%		$59,029,243

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 74.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 31.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $1,892,806 or 3.2% of the Fund net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 97.1%
Principal Amount (000's omitted)	Security	Value
Education - 5.5%
$2,250	Conway, Public Facilities Board, (Hendrix College), 6.00%, 10/1/26	$2,315,992
		$2,315,992
Electric Utilities - 4.5%
$550	Jefferson, Pollution Control, (Entergy Arkansas), 6.30%, 6/1/18	$557,991
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	523,985
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	796,215
		$1,878,191
Escrowed / Prerefunded - 2.0%
$750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	$852,030
		$852,030
General Obligations - 6.0%
$2,750	Arkansas State College Savings, 0.00%, 6/1/14	$1,895,492
250	Arkansas, (Federal Highway) Grant Anticipation Tax Revenue, 5.00%, 8/1/14	271,298
350	Puerto Rico Public Buildings Authority, 5.00%, 7/1/36	361,319
		$2,528,109
Hospital - 13.3%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), 7.375%, 2/1/29	$548,575
800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	823,264
750	Baxter County, Community Hospital District, 5.625%, 9/1/28	765,435
1,000	Conway, Health Facilities Board, (Conway Regional Medical Center), 6.40%, 8/1/29	1,064,450
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	263,060
1,250	Paragould Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,300,350
785	Pulaski County, (Children's Hospital), 5.25%, 3/1/16	827,421
		$5,592,555
Housing - 4.8%
$500	Arkansas Development Finance Authority, SFM, (GNMA), (AMT), 5.125%, 7/1/24	$519,035

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$250	Arkansas Development Finance Authority, SFM, (GNMA), (AMT), 7.45%, 1/1/27	$253,258
210	Arkansas Development Finance Authority, SFM, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	211,407
580	Arkansas Development Finance Authority, SFM, (GNMA/FNMA), (AMT), 6.70%, 7/1/27	593,421
470	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	437,077
		$2,014,198
Industrial Development Revenue - 10.8%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$444,620
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,237,900
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	780,570
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	274,138
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	811,946
		$4,549,174
Insured-Education - 7.6%
$310	Arkansas State University, (Consolidated Building System), (AMBAC), 5.10%, 4/1/24	$324,319
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	774,030
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	517,825
1,000	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,041,600
500	University of Central Arkansas, (AMBAC), 6.125%, 4/1/26	527,830
		$3,185,604
Insured-Electric Utilities - 6.3%
$250	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$278,785
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,200,950
875	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29(1)(2)	1,012,699
135	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.902%, 7/1/29(1)(3)	166,868
		$2,659,302

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded - 3.0%
$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$607,585
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 10.113%, 7/1/32(1)(3)	659,330
		$1,266,915
Insured-General Obligations - 3.2%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$292,915
500	Little Rock School District, (FSA), 5.25%, 2/1/33	529,365
160	Puerto Rico, (MBIA), Variable Rate, 12.295%, 7/1/20(1)(3)	244,056
250	Springdale School District, (AMBAC), 4.50%, 6/1/24	251,075
		$1,317,411
Insured-Hospital - 3.4%
$500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$492,450
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	534,890
400	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	411,412
		$1,438,752
Insured-Housing - 2.5%
$500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	$515,335
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	519,660
		$1,034,995
Insured-Lease Revenue / Certificates of Participation - 3.3%
$1,000	Arkansas Development Finance Authority,SFM, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	$1,042,450
240	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(3)	321,734
		$1,364,184
Insured-Other Revenue - 2.5%
$500	Arkansas Development Finance Authority, (MT Magazine), (FSA), 5.00%, 1/1/20	$530,970
500	University of Arkansas Parking Revenue, (MBIA), 5.00%, 7/1/29	518,510
		$1,049,480

Principal Amount (000's omitted)	Security	Value
Insured-Transportation - 0.5%
$200	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 10.795%, 7/1/32(1)(3)	$224,636
		$224,636
Insured-Water and Sewer - 7.7%
$500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	$513,800
665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	688,534
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	535,285
1,395	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,471,390
		$3,209,009
Special Tax Revenue - 5.8%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,443,700
		$2,443,700
Transportation - 1.2%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$513,810
		$513,810
Water and Sewer - 3.2%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22(4)	$1,052,340
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	288,903
		$1,341,243
Total Tax-Exempt Investments - 97.1% (identified cost $38,465,604)		$40,779,290
Other Assets, Less Liabilities - 2.9%		$1,223,258
Net Assets - 100.0%		$42,002,548

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 41.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.0% to 12.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $2,629,323 or 6.3% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 100.0%
Principal Amount (000's omitted)	Security	Value
Education - 2.8%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,545,000
		$1,545,000
Electric Utilities - 4.2%
$1,000	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	$699,050
1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,248,500
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	397,657
		$2,345,207
Escrowed / Prerefunded - 1.9%
$800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$1,031,696
		$1,031,696
General Obligations - 2.7%
$300	Alpharetta, 6.50%, 5/1/10	$337,244
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,163,270
		$1,500,514
Hospital - 2.7%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$440,785
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,035,570
		$1,476,355
Housing - 3.8%
$200	Atlanta Urban Residential Finance Authority, (New Community John Hope), (AMT), 7.25%, 6/1/07	$202,868
750	Georgia Housing Finance Authority, (AMT), 5.85%, 12/1/28	775,185
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	619,686
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), 5.625%, 9/1/30	524,220
		$2,121,959

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue - 13.6%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Proctor and Gamble), (AMT), 5.20%, 5/15/28(1)	$2,150,580
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	747,691
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09(2)	1,150,700
750	Effingham County, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	764,745
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	882,550
913	Savannah EDA, (Intercat-Savannah, Inc.), (AMT), 9.00%, 1/1/15	847,963
1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,009,370
		$7,553,599
Insured-Education - 7.3%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$1,011,710
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,548,195
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,518,120
		$4,078,025
Insured-Electric Utilities - 6.3%
$3,100	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	$3,520,918
		$3,520,918
Insured-Escrowed / Prerefunded - 4.0%
$1,000	Atlanta Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	$1,123,770
1,000	Atlanta, Water and Sewer, (FGIC), Prerefunded to 5/1/09, 5.00%, 11/1/38	1,091,460
		$2,215,230
Insured-General Obligations - 3.4%
$660	Fayette County, School District, (FSA), 0.00%, 3/1/25	$494,802
900	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27(3)(4)	1,132,119
160	Puerto Rico, (MBIA), Variable Rate, 12.295%, 7/1/20(3)(4)	244,056
		$1,870,977

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital - 2.8%
$1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	$1,133,730
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 10.574%, 8/1/10(3)(5)	413,204
		$1,546,934
Insured-Lease Revenue / Certificates of Participation - 3.1%
$1,000	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.84%, 6/1/26(3)(5)	$1,159,180
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(3)(4)	536,224
		$1,695,404
Insured-Special Tax Revenue - 3.4%
$1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	$1,086,330
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(3)(4)	792,799
		$1,879,129
Insured-Transportation - 13.0%
$785	Atlanta Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$793,878
1,000	Atlanta, Airport Passenger Facility Charge, (FSA), 5.00%, 1/1/33	1,036,580
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/11	1,153,840
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,211,760
1,500	Metropolitan Atlanta Rapid Transit Authority, (MBIA), Variable Rate, 8.535%, 7/1/20(3)(5)	1,688,445
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	429,067
300	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	316,938
500	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36(3)(4)	584,685
		$7,215,193
Insured-Water and Sewer - 14.6%
$1,180	Atlanta, Water and Sewer, (FGIC), 5.00%, 11/1/38	$1,211,105
1,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	1,042,400
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	513,855

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	$2,069,480
500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	531,925
1,000	Henry County, Water and Sewer Authority, (FGIC), 5.625%, 2/1/30	1,099,480
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30(6)	1,125,410
500	South Fulton, Water & Sewer Authority, (MBIA), 5.00%, 1/1/33	517,840
		$8,111,495
Lease Revenue / Certificates of Participation - 1.5%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$852,230
		$852,230
Senior Living / Life Care - 1.0%
$1,385	De Kalb County, Private Hospital Authority, (Atlanta, Inc.), 8.50%, 3/1/25(2)(7)	$564,997
		$564,997
Transportation - 0.4%
$250	Augusta, Airport Passenger Facility Charge, 5.15%, 1/1/35(6)	$250,443
		$250,443
Water and Sewer - 7.5%
$1,000	De Kalb County, Water and Sewer, 5.00%, 10/1/28	$1,027,670
1,000	De Kalb County, Water and Sewer, 5.125%, 10/1/31	1,040,470
1,000	Forsyth County, Water and Sewer Authority, 5.00%, 4/1/32	1,037,330
1,000	Gwinnett County, Water and Sewer Authority, 5.25%, 8/1/24	1,082,860
		$4,188,330
Total Tax-Exempt Investments - 100.0% (identified cost $51,653,182)		$55,563,635
Other Assets, Less Liabilities - (0.0)%		$(1,738)
Net Assets - 100.0%		$55,561,897

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 57.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.1% to 22.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $6,550,712 or 11.8% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(6)  When-issued security.

(7)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 97.2%
Principal Amount (000's omitted)	Security	Value
Education - 2.0%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,285,606
		$1,285,606
Electric Utilities - 5.0%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,092,930
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,047,970
		$3,140,900
Escrowed / Prerefunded - 2.6%
$1,200	Florence, Housing Facilities, (Blue Grass Housing), Prerefunded to 7/1/07, 7.625%, 5/1/27	$1,345,020
305	Russell, Health Systems, Prerefunded to 7/1/06, 8.10%, 7/1/15	328,628
		$1,673,648
General Obligations - 2.9%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,609,888
250	Lexington-Fayette Urban County, (County Detention Center), 4.75%, 5/1/24	255,350
		$1,865,238
Industrial Development Revenue - 14.2%
$2,000	Ashland, Solid Waste Disposal, (Ashland Oil), (AMT), 7.125%, 2/1/22	$2,052,120
1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	1,508,130
1,000	Jefferson County, Pollution Control, (E.I. du Pont de Nemours), 6.30%, 7/1/12	1,028,220
900	Kenton County Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22	701,865
1,500	Perry County, Solid Waste Disposal, (TJI International), (AMT), 6.80%, 5/1/26	1,558,875
245	Powderly, (KMart Corp.), 6.90%, 3/1/07	240,715
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,880,843
		$8,970,768
Insured-Education - 4.4%
$2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	$2,151,780

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$650	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	$650,728
		$2,802,508
Insured-Electric Utilities - 1.6%
$2,000	Owensboro Electric Light & Power, (AMBAC), 0.00%, 1/1/20	$1,009,500
		$1,009,500
Insured-Escrowed / Prerefunded - 3.4%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,048,340
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,091,260
		$2,139,600
Insured-General Obligations - 2.9%
$350	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27(1)(2)	$440,268
200	Puerto Rico, (MBIA), Variable Rate, 12.295%, 7/1/20(1)(2)	305,070
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,058,610
		$1,803,948
Insured-Hospital - 7.4%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$893,019
11,775	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	3,774,476
		$4,667,495
Insured-Lease Revenue / Certificates of Participation - 9.9%
$1,350	Hardin County, School District Finance Corp., School Building, (FSA), 4.75%, 7/1/21	$1,401,651
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,051,760
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,030,910
1,000	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	1,174,010
1,000	Puerto Rico Public Building Authority, (XLCA), 5.50%, 7/1/21	1,164,830
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(2)	402,168
		$6,225,329

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue - 2.1%
$1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.00%, 7/1/28	$1,044,190
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.381%, 7/1/28(1)(3)	272,095
		$1,316,285
Insured-Transportation - 16.8%
$3,000	Kenton County Airport, (MBIA), (AMT), 6.30%, 3/1/15(4)	$3,240,990
1,195	Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,324,168
1,000	Kentucky EDA, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	850,200
750	Louisville and Jefferson County, Regional Airport Authority, (MBIA), (AMT), 5.00%, 7/1/25	762,420
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,860,450
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	1,566,405
		$10,604,633
Insured-Water and Sewer - 7.4%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,564,545
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,032,820
2,000	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	2,093,280
		$4,690,645
Lease Revenue / Certificates of Participation - 9.5%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$751,740
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,185,367
2,000	Owensboro County, Airport Lease, (AMT), 5.875%, 6/1/15	2,043,100
		$5,980,207

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care - 5.1%
$3,000	Kenton County, (Highland Terrace), (AMT), FHA, 6.95%, 12/1/26	$3,217,290
		$3,217,290
Total Tax-Exempt Investments - 97.2% (identified cost $55,930,499)		$61,393,600
Other Assets, Less Liabilities - 2.8%		$1,740,631
Net Assets - 100.0%		$63,134,231

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 57.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 23.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $1,419,601 or 2.2% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 97.5%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded - 2.1%
$560	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	$591,797
		$591,797
Hospital - 1.8%
$500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	$510,435
		$510,435
Housing - 5.0%
$155	Louisiana HFA, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	$155,443
855	Louisiana HFA, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	256,261
390	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	338,196
660	New Orleans Home Mortgage Authority, Single Family, (GNMA/FNMA), (AMT), 6.30%, 6/1/28	674,725
		$1,424,625
Industrial Development Revenue - 5.3%
$450	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$473,346
500	Saint Bernard Parish, (Mobil Oil), (AMT), 5.90%, 11/1/26	522,780
500	South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17	525,510
		$1,521,636
Insured-Education - 16.4%
$500	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$519,085
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	506,240
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,076,120
750	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 7/1/32	772,942
500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 2/15/26	518,275
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,282,236
		$4,674,898

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities - 2.7%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$760,237
		$760,237
Insured-Escrowed / Prerefunded - 6.7%
$2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(1)	$1,453,493
335	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 10.113%, 7/1/32(2)(3)	441,751
		$1,895,244
Insured-General Obligations - 11.5%
$250	Calcasieu Parish, School District, (FGIC), 5.25%, 5/1/20	$269,427
500	Louisiana, (FGIC), 5.00%, 11/15/20	530,795
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,437,840
800	New Orleans, (AMBAC), 0.00%, 9/1/16	483,872
300	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27(2)(3)	377,373
120	Puerto Rico, (MBIA), Variable Rate, 12.295%, 7/1/20(2)(3)	183,042
		$3,282,349
Insured-Hospital - 2.9%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$813,030
		$813,030
Insured-Industrial Development Revenue - 4.5%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,290,050
		$1,290,050
Insured-Lease Revenue / Certificates of Participation - 4.5%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$529,565
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	514,395
180	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(2)(3)	241,301
		$1,285,261

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue - 4.4%
$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$518,975
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	748,860
		$1,267,835
Insured-Special Tax Revenue - 10.4%
$750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), 5.25%, 12/1/22	$817,335
1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	1,030,290
650	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.381%, 7/1/28(2)(4)	707,447
350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(2)(3)	396,400
		$2,951,472
Other Revenue - 6.5%
$350	Puerto Rico Infrastructure Financing Authority, Variable Rate, 17.229%, 10/1/32(2)(3)	$457,394
1,425	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,404,181
		$1,861,575
Senior Living / Life Care - 4.5%
$500	Louisiana HFA, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$520,645
750	Louisiana PFA, (Glen Retirement System), 6.70%, 12/1/25	775,133
		$1,295,778
Transportation - 8.3%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	$1,034,460
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	1,022,380
295	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	305,661
		$2,362,501
Total Tax-Exempt Investments - 97.5% (identified cost $25,806,793)		$27,788,723
Other Assets, Less Liabilities - 2.5%		$704,938
Net Assets - 100.0%		$28,493,661

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 65.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 36.3% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $2,804,708 or 9.8% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.0%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 1.8%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,277,412
		$1,277,412
Education - 9.4%
$4,000	Maryland HEFA, (Johns Hopkins University), 5.00%, 7/1/32	$4,137,520
1,300	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/32	1,361,815
500	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/21	529,065
425	Westminster, Educational Facilities, (McDaniel College), 5.50%, 4/1/27	450,236
		$6,478,636
Electric Utilities - 5.5%
$1,500	Calvert, PCR, (Baltimore Gas and Electric), 5.55%, 7/15/14	$1,531,935
2,225	Prince George's County, PCR, (Potomac Electric), 6.375%, 1/15/23	2,247,762
		$3,779,697
Escrowed / Prerefunded - 7.3%
$1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	$1,400,329
3,250	Maryland HEFA, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39(1)	3,681,795
		$5,082,124
General Obligations - 4.8%
$1,000	Montgomery County, 5.25%, 10/1/19	$1,101,390
1,100	Puerto Rico, 0.00%, 7/1/16	682,352
1,500	Puerto Rico, 5.00%, 7/1/25	1,564,740
		$3,348,482
Health Care - Miscellaneous - 2.0%
$1,305	Baltimore County, Economic Development Revenue, (Revisions, Inc.), 8.50%, 8/15/25	$1,358,192
		$1,358,192

Principal Amount (000's omitted)	Security	Value
Hospital - 8.0%
$1,000	Maryland HEFA, (Calvert Health System), 5.50%, 7/1/36	$1,051,590
2,000	Maryland HEFA, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,081,840
1,000	Maryland HEFA, (Lifebridge Health), 5.125%, 7/1/34	1,029,560
800	Maryland HEFA, (University of Maryland Medical System), 6.75%, 7/1/30	900,192
1,355	Prince George's County, (Greater SouthEast Healthcare System), 6.375%, 1/1/13(2)	130,757
3,800	Prince George's County, (Greater SouthEast Healthcare System), 6.375%, 1/1/23(2)	366,700
		$5,560,639
Housing - 3.0%
$1,000	Maryland Community Development Administration Multifamily, FHA, (AMT), 6.70%, 5/15/36	$1,022,760
1,000	Prince George's County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,042,920
		$2,065,680
Industrial Development Revenue - 1.7%
$1,000	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$935,800
240	Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24	243,413
		$1,179,213
Insured-Education - 5.9%
$460	Maryland HEFA, (College Of Notre Dame), (MBIA), 5.30%, 10/1/18	$525,072
2,000	Maryland HEFA, (Loyola College), (MBIA), 5.375%, 10/1/26	2,109,760
1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	1,469,832
		$4,104,664
Insured-Electric Utilities - 5.1%
$1,500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	$1,602,045
1,550	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.487%, 7/1/29(3)(4)	1,915,893
		$3,517,938

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded - 6.4%
$1,175	Maryland HEFA, (Good Samaritan Hospital), (AMBAC), Escrowed to Maturity, 5.75%, 7/1/19	$1,202,577
3,000	Maryland HEFA, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	3,235,020
		$4,437,597
Insured-General Obligations - 2.3%
$350	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27(3)(4)	$440,269
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,170,730
		$1,610,999
Insured-Hospital - 8.4%
$1,280	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 11.505%, 8/15/38(3)(4)	$1,764,736
745	Maryland HEFA, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	839,041
3,150	Puerto Rico ITEM & EC, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,233,664
		$5,837,441
Insured-Lease Revenue / Certificates of Participation - 1.0%
$500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(3)(4)	$670,280
		$670,280
Insured-Other Revenue - 1.5%
$1,000	Maryland HEFA, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	$1,040,050
		$1,040,050
Insured-Special Tax Revenue - 1.6%
$1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.381%, 7/1/28(3)(5)	$1,088,380
		$1,088,380
Insured-Transportation - 7.5%
$1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/34	$1,045,890
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,572,690
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,585,830

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	$564,795
335	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 13.274%, 7/1/26(3)(4)	390,111
		$5,159,316
Insured-Water and Sewer - 8.0%
$1,500	Baltimore, (Water Projects), (FGIC), 5.00%, 7/1/23	$1,596,990
500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	520,625
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,103,640
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20(6)	2,321,720
		$5,542,975
Other Revenue - 2.9%
$895	Maryland HEFA, (Board of Child Care), 5.375%, 7/1/32	$940,305
1,000	Maryland HEFA, (Board of Child Care), 5.625%, 7/1/22	1,081,290
		$2,021,595
Special Tax Revenue - 4.2%
$845	Anne Arundel County, (Consolidated Water and Sewer), Limited Tax General Obligation, 4.375%, 3/1/31(7)	$825,734
750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	745,545
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	509,360
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	830,672
		$2,911,311
Water and Sewer - 0.7%
$480	Maryland Water Quality Financing Administration Revolving Loan Fund, 6.55%, 9/1/14	$481,862
		$481,862
Total Tax-Exempt Investments - 99.0% (identified cost $68,494,520)		$68,554,483
Other Assets, Less Liabilities - 1.0%		$689,491
Net Assets - 100.0%		$69,243,974

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 48.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 19.0% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Defaulted bond.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $6,269,669 or 9.1% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(7)  When-issued security.

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.0%
Principal Amount (000's omitted)	Security	Value
Education - 2.4%
$1,500	Missouri HEFA, (Washington University of St. Louis), 5.00%, 2/15/33	$1,555,290
		$1,555,290
Escrowed / Prerefunded - 3.5%
$1,000	Lake of the Ozarks, (Community Bridge Corp.), Prerefunded to 12/1/06, 6.40%, 12/1/25	$1,085,320
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,118,850
		$2,204,170
General Obligations - 1.2%
$750	Puerto Rico Public Buildings Authority, 5.25%, 7/1/33	$796,582
		$796,582
Hospital - 11.2%
$400	Joplin, IDA, (Freeman Health Systems), 5.375%, 2/15/35	$404,888
1,950	Missouri HEFA, (Barnes Jewish Christian), 5.25%, 5/15/14	2,138,233
1,500	Missouri HEFA, (Childrens Mercy Hospital), 5.30%, 5/15/28	1,537,965
1,000	Missouri HEFA, (Freeman Health Systems), 5.25%, 2/15/18	1,019,820
495	Missouri HEFA, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	511,261
250	Missouri HEFA, (Lake Regional Health System), 5.70%, 2/15/34	261,520
1,250	West Plains IDA, (Ozarks Medical Center), 5.65%, 11/15/22	1,241,450
		$7,115,137
Housing - 2.7%
$945	Jefferson County IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$923,265
190	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	191,440
70	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	70,100
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	515,060
		$1,699,865

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue - 7.4%
$675	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$648,594
625	Kansas City IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	654,425
1,000	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,079,850
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,289,220
1,000	Saint Louis, IDA, (Anheuser-Busch), (AMT), 5.875%, 11/1/26	1,029,070
		$4,701,159
Insured-Education - 5.0%
$1,000	Missouri HEFA, (St. Louis University High School), (AMBAC), 4.75%, 10/1/24	$1,014,810
1,000	Northwest, Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/25	995,330
1,190	Northwest, Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/28	1,173,875
		$3,184,015
Insured-Electric Utilities - 6.3%
$2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,356,920
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32(1)	1,045,720
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(2)(3)	591,892
		$3,994,532
Insured-Escrowed / Prerefunded - 4.3%
$575	Missouri HEFA, (Saint Louis Children's Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	$523,681
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,212,440
		$2,736,121
Insured-General Obligations - 3.7%
$900	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27(2)(3)	$1,132,119
2,000	Saint Charles County, (Francis Howell School District), (FGIC), 0.00%, 3/1/16	1,245,080
		$2,377,199

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital - 9.8%
$9,500	Missouri HEFA, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$4,664,215
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,572,480
		$6,236,695
Insured-Lease Revenue / Certificates of Participation - 12.6%
$1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$484,630
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,084,020
1,830	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	637,938
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	596,683
300	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 11.545%, 7/1/36(2)(3)	386,493
1,000	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.84%, 6/1/26(2)(4)	1,159,180
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(2)(3)	536,224
2,000	Saint Louis IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,038,440
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,056,030
		$7,979,638
Insured-Other Revenue - 1.3%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$813,398
		$813,398
Insured-Special Tax Revenue - 6.3%
$1,000	Bi-State Development Agency, Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$1,039,960
1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), 5.00%, 7/1/28	1,547,460
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	628,002
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(2)(3)	792,799
		$4,008,221

Principal Amount (000's omitted)	Security	Value
Insured-Transportation - 3.8%
$500	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 13.274%, 7/1/26(2)(3)	$582,255
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), 5.00%, 7/1/32	772,943
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,048,730
		$2,403,928
Insured-Water and Sewer - 2.1%
$1,300	Metro Saint Louis, Metropolitan Waste Water System, (MBIA), 5.00%, 5/1/34	$1,353,794
		$1,353,794
Other Revenue - 0.8%
$500	Saint Louis IDA, (Saint Louis Science Center), 6.40%, 11/1/19	$507,345
		$507,345
Pooled Loans - 4.4%
$2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	$2,781,488
		$2,781,488
Senior Living / Life Care - 6.5%
$1,000	Kansas City IDR, (Kingswood Manor), 5.80%, 11/15/17	$955,750
500	Lees Summit IDA, Health Facility, (John Knox Village), 5.70%, 8/15/22	529,810
1,500	Missouri HEFA, (Lutheran Senior Services), 6.375%, 2/1/27	1,553,115
1,000	Saint Louis County, IDA Health Facilities Revenue, (Jewish Center), 5.50%, 2/20/36	1,064,750
		$4,103,425
Transportation - 0.8%
$500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$511,190
		$511,190
Water and Sewer - 1.9%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$532,802

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer (continued)
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	$699,090
		$1,231,892
Total Tax-Exempt Investments - 98.0% (identified cost $57,066,445)		$62,295,084
Other Assets, Less Liabilities - 2.0%		$1,260,791
Net Assets - 100.0%		$63,555,875

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 56.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 26.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $5,180,962 or 8.2% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.0%
Principal Amount (000's omitted)	Security	Value
Education - 10.9%
$2,950	North Carolina Educational Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	$3,038,942
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,314,843
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	932,105
		$8,285,890
Electric Utilities - 21.6%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	$5,468,650
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,397,012
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,935,855
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,206,140
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,195,960
2,000	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29(1)(2)	2,191,880
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,074,630
		$16,470,127
Escrowed / Prerefunded - 13.6%
$1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	$1,114,000
1,000	New Hanover County, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,151,870
3,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	3,019,380
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17(3)	2,454,868
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	489,210
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,624,710
465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	499,559
		$10,353,597
General Obligations - 4.1%
$1,000	Charlotte, 5.00%, 7/1/29	$1,047,500
1,000	Charlotte, 5.60%, 6/1/20	1,125,430
1,000	North Carolina, 4.00%, 3/1/24	944,520
		$3,117,450

Principal Amount (000's omitted)	Security	Value
Hospital - 5.4%
$1,750	Charlotte-Mecklenberg Hospital Authority, 5.00%, 1/15/31	$1,784,597
535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	540,725
250	North Carolina Medical Care Commission, (Novant Health, Inc.), 5.00%, 11/1/20	262,915
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,032,960
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	515,680
		$4,136,877
Housing - 3.6%
$1,400	Charlotte Housing Authority, (Double Oaks), FHA, (FNMA), 7.35%, 5/15/26	$1,472,590
285	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	314,640
795	North Carolina HFA, MFMR, (AMT), 6.45%, 9/1/27	819,248
970	Raleigh Housing Authority, Multifamily, (Cedar Point), 7.00%, 11/1/30(4)	97,000
		$2,703,478
Insured-Education - 3.8%
$1,375	East Carolina University, (AMBAC), 5.25%, 11/1/21	$1,496,550
1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	1,362,029
		$2,858,579
Insured-General Obligations - 2.7%
$500	Puerto Rico Commonwealth, (FGIC), 5.50%, 7/1/22	$587,270
280	Puerto Rico, (MBIA), Variable Rate, 12.295%, 7/1/20(1)(5)	427,098
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,059,446
		$2,073,814
Insured-Hospital - 6.9%
$1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	$1,314,456
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,073,920
935	North Carolina Medical Care Commission, (Memorial Mission Hospital), (FSA), 0.00%, 10/1/06	898,610
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	962,685
		$5,249,671

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation - 0.7%
$420	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(5)	$563,035
		$563,035
Insured-Special Tax Revenue - 1.2%
$800	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.381%, 7/1/28(1)(2)	$870,704
		$870,704
Insured-Transportation - 5.6%
$500	Charlotte Airport, (MBIA), (AMT), 5.25%, 7/1/21	$533,620
1,375	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,553,186
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36(1)(5)	1,169,370
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,032,470
		$4,288,646
Insured-Water and Sewer - 5.3%
$1,745	Broad River, Water Authority Water System, (MBIA), 5.375%, 6/1/26	$1,889,957
500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	541,870
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,579,860
		$4,011,687
Lease Revenue / Certificates of Participation - 3.4%
$1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$1,037,950
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,548,540
		$2,586,490
Other Revenue - 1.7%
$1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 17.23%, 10/1/34(1)(5)	$1,306,840
		$1,306,840
Transportation - 1.0%
$750	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	$777,105
		$777,105

Principal Amount (000's omitted)	Security	Value
Water and Sewer - 6.5%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,784,405
2,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	3,141,451
		$4,925,856
Total Tax-Exempt Investments - 98.0% (identified cost $69,449,635)		$74,579,846
Other Assets, Less Liabilities - 2.0%		$1,543,386
Net Assets - 100.0%		$76,123,232

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 26.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 8.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $6,528,927 or 8.6% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Defaulted bond.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 97.6%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 2.5%
$2,000	Western Generation Agency, (Wauna Cogeneration), (AMT), 7.40%, 1/1/16	$2,050,780
		$2,050,780
Electric Utilities - 2.5%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,011,790
1,000	Port of Morrow, Pollution Control, (Portland General Electric), 5.20%, 5/1/33	1,056,650
		$2,068,440
Escrowed / Prerefunded - 6.0%
$2,000	Medford, Rogue Valley Memorial Hospital, Escrowed to Maturity, 6.25%, 12/1/07	$2,177,500
1,000	Portland Housing Authority, MFMR, Prerefunded to 1/1/07, (Village Court), 6.00%, 1/1/27	1,059,690
1,500	Umatilla County, Hospital Facility Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,675,470
		$4,912,660
General Obligations - 14.2%
$1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	$774,816
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,463,896
790	Oregon Veterans Welfare, 5.25%, 10/1/42	802,356
1,880	Oregon Veterans Welfare, 5.50%, 12/1/42	1,940,912
550	Oregon Veterans Welfare, 5.90%, 10/1/17	551,727
1,250	Portland, Community College District, 5.00%, 6/1/21	1,309,012
500	Puerto Rico, 0.00%, 7/1/17	291,855
1,500	Puerto Rico, 5.00%, 7/1/25	1,564,740
		$11,699,314
Hospital - 2.7%
$2,105	Hood River County, Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,204,524
		$2,204,524
Housing - 17.2%
$945	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$841,626
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	769,297

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$1,500	Oregon Housing and Community Services Department, MFMR, (AMT), 6.20%, 7/1/28	$1,549,710
1,040	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	1,074,601
735	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	752,691
785	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	803,989
3,710	Portland Housing Authority, MFMR, (Berry Ridge), (AMT), 6.30%, 5/1/29	3,803,381
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	3,001,184
1,500	Washington County Housing Authority, MFMR, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,537,950
		$14,134,429
Industrial Development Revenue - 8.9%
$500	Oregon EDA, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$501,105
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,504,480
670	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	673,290
2,250	Port of Portland, Special Obligation Revenue Bonds, (Delta Airlines, Inc.), (AMT), 6.20%, 9/1/22	1,102,500
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	882,550
920	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	649,667
		$7,313,592
Insured-Education - 5.3%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,302,925
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,557,540
500	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	500,560
		$4,361,025
Insured-Electric Utilities - 3.6%
$750	Emerald People's Utility District, (FSA), 5.25%, 11/1/22	$816,270
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,083,490
1,000	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,068,030
		$2,967,790

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded - 4.8%
$1,300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 10.113%, 7/1/32(1)(2)	$1,714,258
1,000	Salem-Keizer, School District No. 24J, Prerefunded to 6/1/09, (FGIC), 5.00%, 6/1/17	1,082,470
950	Umatilla County, School District No. 008R, Prerefunded to 6/15/09, (MBIA), Variable Rate, 8.23%, 6/15/19(1)(3)	1,122,872
		$3,919,600
Insured-General Obligations - 8.1%
$2,000	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), 5.00%, 6/1/26(4)	$2,078,760
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	587,240
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	552,640
3,420	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/24	1,356,475
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	211,682
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	548,335
200	Puerto Rico, (MBIA), Variable Rate, 12.295%, 7/1/20(1)(2)	305,070
1,000	Yamhill County, School District No. 029J, (MBIA), 4.75%, 6/15/23	1,030,710
		$6,670,912
Insured-Hospital - 0.6%
$500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	$516,470
		$516,470
Insured-Lease Revenue / Certificates of Participation - 2.5%
$1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	$1,635,390
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(2)	402,168
		$2,037,558
Insured-Special Tax Revenue - 2.5%
$1,000	Portland, Arena Natural Gas Tax Revenue, (AMBAC), 0.00%, 6/1/17	$488,520
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(2)	1,585,598
		$2,074,118

Principal Amount (000's omitted)	Security	Value
Insured-Transportation - 0.9%
$700	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 10.795%, 7/1/32(1)(2)	$786,226
		$786,226
Insured-Water and Sewer - 4.3%
$1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	$1,672,713
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,058,070
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	787,073
		$3,517,856
Other Revenue - 0.5%
$300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 19.305%, 10/1/32(1)(2)	$453,420
		$453,420
Senior Living / Life Care - 2.2%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,811,443
		$1,811,443
Special Tax Revenue - 4.1%
$2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	$1,106,399
2,000	Tri-County Metropolitan Transportation District, Variable Rate, 7.82%, 8/1/19(1)(3)	2,263,320
		$3,369,719
Transportation - 4.2%
$1,000	Oregon Department of Transportation, (Highway User Tax), 5.00%, 11/15/29	$1,048,160
2,000	Oregon Department of Transportation, (Highway User Tax), 5.125%, 11/15/26	2,115,160
300	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	310,842
		$3,474,162
Total Tax-Exempt Investments - 97.6% (identified cost $76,469,133)		$80,344,038
Other Assets, Less Liabilities - 2.4%		$2,008,898
Net Assets - 100.0%		$82,352,936

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 33.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 13.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $8,632,932 or 10.5% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.3%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 3.1%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,047,970
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	796,215
		$1,844,185
Escrowed / Prerefunded - 2.1%
$1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,201,730
		$1,201,730
General Obligations - 8.7%
$350	Beaufort County, School District, 5.00%, 3/1/20	$370,635
1,500	Charleston County, School District, 5.00%, 2/1/25	1,573,530
695	Kershaw County, School District, 5.00%, 2/1/18	742,580
1,000	Puerto Rico, Variable Rate, 9.289%, 7/1/29(1)(2)	1,253,920
1,085	Richland County, General Obligation, Sewer System, (Broad River), 5.125%, 3/1/29	1,141,344
		$5,082,009
Hospital - 5.0%
$1,000	Lexington County, (Health Services District, Inc.), 5.50%, 11/1/32	$1,047,460
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	259,165
1,500	South Carolina Jobs Economic Development Authority, (Palmetto Health), 6.375%, 8/1/34	1,622,325
		$2,928,950
Housing - 3.4%
$1,280	South Carolina Housing Finance Authority, MFMR, (Runaway Bay Apartments), 6.20%, 12/1/20	$1,321,178
655	South Carolina Housing Finance Authority, SFMR, 6.45%, 7/1/17	668,912
		$1,990,090
Industrial Development Revenue - 8.5%
$1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26(3)	$1,458,912
135	Florence County, (Stone Container), 7.375%, 2/1/07	136,204
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	282,416
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,505,742

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$1,500	Spartanburg County, Solid Waste, (Bavarian Motor Works Corp.), (AMT), 7.55%, 11/1/24	$1,573,050
		$4,956,324
Insured-Education - 12.6%
$500	Citadel Military College, (AMBAC), 4.50%, 4/1/23	$509,125
825	Citadel Military College, (AMBAC), 4.50%, 4/1/24	836,005
715	Citadel Military College, (AMBAC), 4.50%, 4/1/25	721,621
1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	1,042,380
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,354,587
1,000	Florence-Darlington Commission for Technical Education, (MBIA), 4.50%, 3/1/30(4)	974,350
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33(1)(5)	557,075
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,370,932
		$7,366,075
Insured-Electric Utilities - 9.2%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$2,210,700
4,000	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	995,280
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29(1)(2)	868,028
250	South Carolina Public Service Authority, (AMBAC), 4.75%, 1/1/32	251,783
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,076,200
		$5,401,991
Insured-Escrowed / Prerefunded - 0.7%
$330	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 10.113%, 7/1/32(1)(5)	$435,158
		$435,158
Insured-General Obligations - 3.8%
$1,300	Berkeley County, (FSA), 2.00%, 9/1/25	$882,037
1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18	1,043,830
200	Puerto Rico, (MBIA), Variable Rate, 12.295%, 7/1/20(1)(5)	305,070
		$2,230,937

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital - 3.6%
$1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$1,067,140
1,000	South Carolina Jobs Economic Development Authority, (Oconee Memorial Hospital), (Connie Lee), 6.15%, 3/1/25	1,022,800
		$2,089,940
Insured-Lease Revenue / Certificates of Participation - 0.9%
$415	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(5)	$556,332
		$556,332
Insured-Pooled Loans - 3.3%
$1,660	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 10.795%, 8/1/27(1)(5)	$1,906,892
		$1,906,892
Insured-Special Tax Revenue - 2.4%
$1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	$1,096,130
260	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(5)	294,468
		$1,390,598
Insured-Transportation - 2.9%
$330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 10.795%, 7/1/32(1)(5)	$370,649
1,250	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	1,329,575
		$1,700,224
Insured-Utilities - 9.6%
$2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32(6)	$2,324,240
1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	1,165,270
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,118,100
		$5,607,610
Insured-Water and Sewer - 10.3%
$750	Beaufort-Jasper, Water and Sewer Authority, (FSA), 5.00%, 3/1/26	$779,408

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	$1,043,590
1,000	Easley, (FSA), 5.00%, 12/1/27	1,040,010
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,560,510
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	521,015
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,071,490
		$6,016,023
Other Revenue - 6.5%
$550	Puerto Rico Infrastructure Financing Authority, Variable Rate, 17.229%, 10/1/32(1)(5)	$718,762
50	Tobacco Settlement Management Authority, 6.00%, 5/15/22	50,681
2,360	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,410,244
575	Tobacco Settlement Management Authority, 6.375%, 5/15/30	598,569
		$3,778,256
Pooled Loans - 1.7%
$1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	$1,012,080
		$1,012,080
Total Tax-Exempt Investments - 98.3% (identified cost $53,683,966)		$57,495,404
Other Assets, Less Liabilities - 1.7%		$1,006,362
Net Assets - 100.0%		$58,501,766

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 60.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 25.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $7,266,354 or 12.4% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  When-issued security.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 95.1%
Principal Amount (000's omitted)	Security	Value
Education - 3.0%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,540,605
		$1,540,605
Electric Utilities - 3.0%
$1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, 5.125%, 5/15/26	$1,045,000
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	523,985
		$1,568,985
Escrowed / Prerefunded - 1.6%
$750	Metropolitan Government of Nashville and Davidson County, (Charity Obligated Group), Prerefunded to 11/1/10, 5.125%, 11/1/27	$816,285
		$816,285
Hospital - 4.5%
$500	Knox County, HEFA, (East Tennessee Hospital), 5.75%, 7/1/33	$520,615
1,000	Montgomery County, (Clarksville Regional Health System), 5.375%, 1/1/28	1,001,400
750	Sullivan County, Health Education and Facility Board, (Wellmont Health System), 6.25%, 9/1/22	814,980
		$2,336,995
Housing - 1.1%
$525	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	$544,042
		$544,042
Industrial Development Revenue - 4.5%
$750	Chattanooga, (E.I. du Pont de Nemours), 6.35%, 7/1/22	$770,295
500	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	522,570
500	Humphreys County, (E.I. du Pont de Nemours), (AMT), 6.70%, 5/1/24	511,395
500	McMinn County, (Calhoun Newsprint - Bowater), (AMT), 7.40%, 12/1/22	502,705
		$2,306,965

Principal Amount (000's omitted)	Security	Value
Insured-Cogeneration - 2.0%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$1,032,790
		$1,032,790
Insured-Education - 4.8%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,024,950
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,470,846
		$2,495,796
Insured-Electric Utilities - 15.6%
$1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	$1,258,600
1,750	Madison County Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,836,800
400	Memphis, Electric System, (MBIA), Variable Rate, 15.385%, 12/1/17(1)(2)	517,752
1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (AMBAC), 5.00%, 5/15/29	1,043,830
2,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (MBIA), 0.00%, 5/15/17	1,165,560
1,000	Pleasant View Utility District, (MBIA), 5.00%, 9/1/32	1,042,050
500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	534,015
250	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	261,430
250	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(2)	369,932
		$8,029,969
Insured-Escrowed / Prerefunded - 11.6%
$250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	$288,460
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,597,440
750	Johnson, School District Sales Tax, (AMBAC), Prerefunded to 5/1/06, 6.70%, 5/1/21	786,795
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	1,659,330
1,500	Shelby County, (Lebonheur Children's Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,652,565
		$5,984,590

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations - 13.2%
$1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	$750,277
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,249,025
500	Greene County, (FGIC), 5.00%, 6/1/26	519,135
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	549,645
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), 5.00%, 7/1/26	1,035,350
500	Lincoln County, (FGIC), 5.25%, 4/1/21	568,190
700	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27(1)(2)	880,537
250	Putnam County, (FGIC), 5.25%, 4/1/20	283,468
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	987,370
		$6,822,997
Insured-Hospital - 4.1%
$500	Bristol, (Bristol Memorial Hospital), (FGIC), 6.75%, 9/1/10	$575,905
1,500	Knox County, HEFA, (Covenant Health), (FSA), 5.00%, 1/1/26	1,561,080
		$2,136,985
Insured-Lease Revenue / Certificates of Participation - 2.0%
$500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.84%, 6/1/26(1)(3)	$579,590
340	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(2)	455,790
		$1,035,380
Insured-Pooled Loans - 2.0%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$1,049,570
		$1,049,570
Insured-Special Tax Revenue - 2.6%
$1,285	Memphis-Shelby County Sports Authority, Inc., (Memphis Arena), (AMBAC), 5.125%, 11/1/29	$1,345,896
		$1,345,896
Insured-Transportation - 6.1%
$1,500	Memphis-Shelby County Airport Authority, (MBIA), (AMT), 6.00%, 3/1/24	$1,661,265
1,000	Memphis-Shelby County Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	1,115,610

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$300	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 13.274%, 7/1/26(1)(2)	$349,353
		$3,126,228
Insured-Water and Sewer - 13.4%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,122,480
1,500	Davidson and Williamson Counties, Harpeth Valley Utilities District, (MBIA), 5.00%, 9/1/34	1,562,805
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,112,390
2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34(4)	2,072,600
1,000	White House Utility District, Water and Wastewater, (Robertson and Sumner Counties), (FSA), 5.00%, 1/1/32	1,033,570
		$6,903,845
Total Tax-Exempt Investments - 95.1% (identified cost $45,225,690)		$49,077,923
Other Assets, Less Liabilities - 4.9%		$2,535,627
Net Assets - 100.0%		$51,613,550

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 81.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.6% to 36.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $3,152,954 or 6.1% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.2%
Principal Amount (000's omitted)	Security	Value
Education - 3.2%
$3,320	Virginia College Building Authority, 4.75%, 9/1/35	$3,372,058
		$3,372,058
Electric Utilities - 1.0%
$1,000	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29(1)(2)	$1,095,940
		$1,095,940
Escrowed / Prerefunded - 1.2%
$1,165	Arlington County, Prerefunded to 6/1/09, 5.25%, 6/1/18(3)	$1,273,636
		$1,273,636
General Obligations - 3.4%
$1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	$1,505,370
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,127,080
		$3,632,450
Hospital - 6.7%
$2,250	Albemarle County IDA, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,315,992
1,500	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/14	1,637,580
2,000	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/15	2,176,380
1,000	Prince William County IDA, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,051,570
		$7,181,522
Housing - 3.0%
$1,000	Alexandria Redevelopment and Housing Authority, MFMR, (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18	$1,007,000
2,130	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	2,217,415
		$3,224,415

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue - 3.4%
$1,250	James City County IDA, (Anheuser Busch), (AMT), 6.00%, 4/1/32	$1,298,863
2,270	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	2,331,267
		$3,630,130
Insured-Education - 10.0%
$3,000	Virginia College Building Authority, (Regent University), (MBIA), 5.125%, 10/1/31	$3,124,890
6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	7,550,630
		$10,675,520
Insured-Electric Utilities - 3.4%
$165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.487%, 7/1/29(1)(4)	$203,950
700	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(4)	1,035,811
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,148,300
1,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 12.555%, 7/1/29(1)(4)	1,236,060
		$3,624,121
Insured-General Obligations - 2.8%
$1,170	Fairfax, (MBIA), 4.50%, 1/15/36	$1,153,409
1,000	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27(1)(4)	1,257,910
400	Puerto Rico, (MBIA), Variable Rate, 12.295%, 7/1/20(1)(4)	610,140
		$3,021,459
Insured-Hospital - 12.6%
$4,000	Danville IDA, (Danville Regional Medical Center), (AMBAC), 5.25%, 10/1/28	$4,454,960
1,500	Henrico County, (Bon Secours Health Systems), (MBIA), 6.25%, 8/15/20	1,851,975
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,519,250
1,500	Winchester IDA, (Winchester Medical Center), (AMBAC), Variable Rate, 10.919%, 1/21/14(1)	1,629,855
		$13,456,040
Insured-Housing - 1.9%
$2,000	Virginia HDA, (MBIA), 5.375%, 7/1/36	$2,027,720
		$2,027,720

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation - 4.1%
$2,500	Front Royal and Warren County IDA, (FSA), 5.00%, 4/1/29	$2,600,850
900	Powhatan County, EDA Lease Revenue, (AMBAC), 5.25%, 7/15/33	953,433
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(4)	804,336
		$4,358,619
Insured-Transportation - 16.0%
$5,000	Chesapeake Bay Bridge and Tunnel Commission District, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,826,400
1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	1,020,610
1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	1,041,860
3,255	Metro Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27	3,429,045
1,000	Norfolk Airport Authority, (FGIC), 5.125%, 7/1/31	1,035,820
250	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36(1)(4)	292,343
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,435,119
		$17,081,197
Insured-Utilities - 5.0%
$2,000	Richmond, Public Utilities, (FSA), 5.00%, 1/15/27	$2,078,300
3,200	Richmond, Public Utility, (FSA), 5.00%, 1/15/33	3,302,208
		$5,380,508
Insured-Water and Sewer - 6.1%
$1,000	Henry County, Public Service Authority, Water and Sewer, (FSA), 5.50%, 11/15/19	$1,162,510
1,495	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	1,512,237
1,000	Upper Occoquan Sewage Authority, (MBIA), 5.15%, 7/1/20	1,122,900
2,500	Virginia Resource Authority, (MBIA), 5.50%, 5/1/26	2,751,350
		$6,548,997

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation - 3.7%
$4,020	Fairfax County EDA, (School Board Central Administration Building), 4.50%, 4/1/30	$3,957,449
		$3,957,449
Other Revenue - 2.8%
$1,250	Prince William County IDA, (Catholic Diocese Arlington), 5.50%, 10/1/33	$1,309,225
1,300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 17.23%, 10/1/34(1)(4)	1,698,892
		$3,008,117
Special Tax Revenue - 0.7%
$700	Heritage Hunt Community Development Authority, 6.85%, 3/1/19	$731,612
		$731,612
Water and Sewer - 7.2%
$4,250	Fairfax County Water Authority, 5.00%, 4/1/21	$4,726,468
1,000	Fairfax County Water Authority, 5.00%, 4/1/32	1,036,480
1,750	Virginia Resource Authority, Clean Water, (Revolving Fund), 5.625%, 10/1/22	1,948,590
		$7,711,538
Total Tax-Exempt Investments - 98.2% (identified cost $95,683,537)		$104,993,048
Other Assets, Less Liabilities - 1.8%		$1,915,757
Net Assets - 100.0%		$106,908,805

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 63.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 29.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $9,865,237 or 9.2% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of February 28, 2005

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Assets
Investments -
Identified cost	$54,495,010	$38,465,604	$51,653,182	$55,930,499
Unrealized appreciation	3,741,727	2,313,686	3,910,453	5,463,101
Investments, at value	$58,236,737	$40,779,290	$55,563,635	$61,393,600
Cash	$243,699	$630,829	$1,749,788	$139,838
Receivable for investments sold	-	-	-	1,100,000
Receivable for Fund shares sold	14,623	44,905	1,697	119,869
Interest receivable	642,792	572,750	761,644	705,500
Receivable for daily variation margin on open financial futures contracts	72,562	93,125	91,531	87,937
Total assets	$59,210,413	$42,120,899	$58,168,295	$63,546,744
Liabilities
Payable for investments purchased	$-	$-	$1,045,521	$-
Payable for Fund shares redeemed	34,954	10,524	33,072	251,246
Dividends payable	91,604	63,519	87,781	102,101
Payable for when-issued securities	-	-	1,383,719	-
Payable to affiliate for service fees	19,155	13,479	17,869	20,459
Accrued expenses	35,457	30,829	38,436	38,707
Total liabilities	$181,170	$118,351	$2,606,398	$412,513
Net Assets	$59,029,243	$42,002,548	$55,561,897	$63,134,231
Sources of Net Assets
Paid-in capital	$56,457,252	$41,295,636	$52,934,453	$61,984,070
Accumulated net realized loss (computed on the basis of identified cost)	(1,085,050)	(1,636,252)	(1,439,045)	(4,279,041)
Accumulated undistributed (distributions in excess of) net investment income	(147,075)	(55,808)	80,715	(109,577)
Net unrealized appreciation (computed on the basis of identified cost)	3,804,116	2,398,972	3,985,774	5,538,779
Total	$59,029,243	$42,002,548	$55,561,897	$63,134,231
Class A Shares
Net Assets	$40,836,128	$32,095,192	$39,646,477	$48,748,988
Shares Outstanding	4,144,046	3,241,424	4,173,828	5,241,211
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.85	$9.90	$9.50	$9.30
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.34	$10.39	$9.97	$9.76
Class B Shares
Net Assets	$18,193,115	$9,907,356	$15,915,420	$14,385,243
Shares Outstanding	1,679,974	931,498	1,568,811	1,433,480
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.83	$10.64	$10.14	$10.04

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of February 28, 2005

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments -
Identified cost	$25,806,793	$68,494,520	$57,066,445	$69,449,635
Unrealized appreciation	1,981,930	59,963	5,228,639	5,130,211
Investments, at value	$27,788,723	$68,554,483	$62,295,084	$74,579,846
Cash	$420,093	$1,001,093	$2,858,102	$895,641
Receivable for investments sold	4,486	-	5,000	-
Receivable for Fund shares sold	64,280	49,502	145,696	3,232
Interest receivable	358,746	780,348	647,568	794,853
Receivable for daily variation margin on open financial futures contracts	63,437	152,250	91,531	175,000
Total assets	$28,699,765	$70,537,676	$66,042,981	$76,448,572
Liabilities
Payable for investments purchased	$-	$93,665	$2,182,282	$-
Payable for Fund shares redeemed	111,301	233,766	159,270	146,790
Dividends payable	59,111	82,155	93,338	109,250
Payable for when-issued securities	-	822,256	-	-
Payable to affiliate for service fees	9,296	22,456	20,338	24,723
Accrued expenses	26,396	39,404	31,878	44,577
Total liabilities	$206,104	$1,293,702	$2,487,106	$325,340
Net Assets	$28,493,661	$69,243,974	$63,555,875	$76,123,232
Sources of Net Assets
Paid-in capital	$27,575,444	$69,299,455	$59,860,752	$71,546,867
Accumulated net realized loss (computed on the basis of identified cost)	(1,164,717)	(561,496)	(1,574,560)	(606,602)
Accumulated undistributed (distributions in excess of) net investment income	39,038	301,079	(34,277)	(107,902)
Net unrealized appreciation (computed on the basis of identified cost)	2,043,896	204,936	5,303,960	5,290,869
Total	$28,493,661	$69,243,974	$63,555,875	$76,123,232
Class A Shares
Net Assets	$19,377,907	$46,226,664	$50,751,648	$59,510,514
Shares Outstanding	1,942,850	4,830,443	5,023,377	6,333,443
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.97	$9.57	$10.10	$9.40
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.47	$10.05	$10.60	$9.87
Class B Shares
Net Assets	$9,115,754	$23,017,310	$12,804,227	$16,612,718
Shares Outstanding	865,111	2,205,292	1,146,986	1,644,050
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.54	$10.44	$11.16	$10.10

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of February 28, 2005

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Assets
Investments -
Identified cost	$76,469,133	$53,683,966	$45,225,690	$95,683,537
Unrealized appreciation	3,874,905	3,811,438	3,852,233	9,309,511
Investments, at value	$80,344,038	$57,495,404	$49,077,923	$104,993,048
Cash	$601,627	$1,161,242	$1,491,023	$559,973
Receivable for investments sold	420,042	-	391,242	200,000
Receivable for Fund shares sold	158,650	45,005	209,135	51,299
Interest receivable	979,513	883,197	595,084	1,338,917
Receivable for daily variation margin on open financial futures contracts	192,187	108,750	85,187	226,562
Total assets	$82,696,057	$59,693,598	$51,849,594	$107,369,799
Liabilities
Payable for investments purchased	$75,788	$-	$-	$-
Payable for Fund shares redeemed	84,925	59,310	116,280	241,743
Dividends payable	119,431	100,192	74,088	139,943
Payable for when-issued securities	-	978,960	-	-
Payable to affiliate for service fees	26,446	18,758	16,694	34,578
Accrued expenses	36,531	34,612	28,982	44,730
Total liabilities	$343,121	$1,191,832	$236,044	$460,994
Net Assets	$82,352,936	$58,501,766	$51,613,550	$106,908,805
Sources of Net Assets
Paid-in capital	$82,171,720	$55,976,146	$49,077,199	$99,924,499
Accumulated net realized loss (computed on the basis of identified cost)	(3,856,240)	(1,310,250)	(1,300,049)	(2,619,431)
Accumulated undistributed (distributions in excess of) net investment income	(16,465)	(79,120)	(85,933)	68,735
Net unrealized appreciation (computed on the basis of identified cost)	4,053,921	3,914,990	3,922,333	9,535,002
Total	$82,352,936	$58,501,766	$51,613,550	$106,908,805
Class A Shares
Net Assets	$58,891,545	$39,484,636	$40,164,846	$76,958,461
Shares Outstanding	6,207,073	3,975,402	4,061,701	7,943,234
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.49	$9.93	$9.89	$9.69
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.96	$10.43	$10.38	$10.17
Class B Shares
Net Assets	$23,461,391	$19,017,130	$11,448,704	$29,950,344
Shares Outstanding	2,261,678	1,806,325	1,063,315	2,793,745
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.37	$10.53	$10.77	$10.72

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 2005

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Investment Income
Interest	$1,325,308	$980,753	$1,300,020	$1,470,474
Interest allocated from Portfolio	210,941	161,303	251,424	232,007
Expenses allocated from Portfolio	(16,905)	(11,187)	(14,582)	(18,296)
Total investment income	$1,519,344	$1,130,869	$1,536,862	$1,684,185
Expenses
Investment adviser fee	$77,793	$43,068	$69,567	$86,278
Trustees fees and expenses	2,559	508	2,560	2,440
Distribution and service fees
Class A	40,080	31,362	38,474	47,312
Class B	91,365	48,099	74,469	74,222
Legal and accounting services	21,612	17,760	21,338	16,299
Printing and postage	2,641	1,802	3,054	4,066
Custodian fee	24,468	19,383	25,135	24,297
Transfer and dividend disbursing agent fees	18,086	12,887	17,902	19,733
Registration fees	-	785	157	-
Miscellaneous	7,609	10,243	7,057	12,646
Total expenses	$286,213	$185,897	$259,713	$287,293
Deduct - Reduction of custodian fee	$3,027	$2,392	$4,072	$4,364
Total expense reductions	$3,027	$2,392	$4,072	$4,364
Net expenses	$283,186	$183,505	$255,641	$282,929
Net investment income	$1,236,158	$947,364	$1,281,221	$1,401,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$222,749	$216,720	$226,845	$406,385
Investment transactions from Portfolio (identified cost basis)	-	63,495	239,384	51,803
Financial futures contracts	(552,973)	(358,221)	(437,001)	(684,619)
Interest rate swap contracts	-	(99,280)	-	-
Net realized gain (loss)	$(330,224)	$(177,286)	$29,228	$(226,431)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$(200,063)	$(221,591)	$(393,551)	$(648,160)
Investments from Portfolio (identified cost basis)	683,785	301,844	273,871	506,378
Financial futures contracts	464,255	362,607	378,944	496,461
Financial futures contracts from Portfolio	(261,375)	(235,079)	(225,250)	(274,125)
Interest rate swap contracts	-	85,232	-	-
Interest rate swap contracts from Portfolio	-	(29,410)	-	-
Net change in unrealized appreciation (depreciation)	$686,602	$263,603	$34,014	$80,554
Net realized and unrealized gain (loss)	$356,378	$86,317	$63,242	$(145,877)
Net increase in net assets from operations	$1,592,536	$1,033,681	$1,344,463	$1,255,379

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 2005

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest	$668,757	$1,651,339	$1,447,792	$1,766,473
Interest allocated from Portfolio	102,101	266,126	214,872	281,116
Expenses allocated from Portfolio	(6,588)	(20,621)	(16,757)	(25,209)
Total investment income	$764,270	$1,896,844	$1,645,907	$2,022,380
Expenses
Investment adviser fee	$24,352	$99,690	$82,866	$113,384
Trustees fees and expenses	554	2,565	2,555	2,565
Distribution and service fees
Class A	18,676	45,566	47,694	59,833
Class B	44,276	114,450	61,169	82,027
Legal and accounting services	13,891	19,157	19,549	18,303
Printing and postage	1,552	4,160	3,540	4,937
Custodian fee	15,159	28,127	24,462	27,814
Transfer and dividend disbursing agent fees	6,123	25,159	18,888	27,865
Registration fees	1,130	4,830	3,500	-
Miscellaneous	8,776	9,767	7,600	10,910
Total expenses	$134,489	$353,471	$271,823	$347,638
Deduct - Reduction of custodian fee	$1,173	$2,501	$7,205	$1,249
Total expense reductions	$1,173	$2,501	$7,205	$1,249
Net expenses	$133,316	$350,970	$264,618	$346,389
Net investment income	$630,954	$1,545,874	$1,381,289	$1,675,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$149,290	$1,118,749	$67,356	$799,091
Investment transactions from Portfolio (identified cost basis)	(730)	186,140	11,411	88,943
Financial futures contracts	(210,379)	(792,520)	(422,376)	(699,333)
Interest rate swap contracts	-	-	-	(297,840)
Net realized gain (loss)	$(61,819)	$512,369	$(343,609)	$(109,139)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$5,484	$(683,365)	$(692,060)	$(978,750)
Investments from Portfolio (identified cost basis)	339,136	417,888	1,056,041	745,614
Financial futures contracts	186,511	722,894	349,901	686,934
Financial futures contracts from Portfolio	(85,000)	(378,250)	(204,000)	(452,345)
Interest rate swap contracts	-	-	-	255,696
Interest rate swap contracts from Portfolio	-	-	-	(88,229)
Net change in unrealized appreciation (depreciation)	$446,131	$79,167	$509,882	$168,920
Net realized and unrealized gain	$384,312	$591,536	$166,273	$59,781
Net increase in net assets from operations	$1,015,266	$2,137,410	$1,547,562	$1,735,772

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 2005

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Investment Income
Interest	$2,045,573	$1,362,153	$1,156,621	$2,428,791
Interest allocated from Portfolio	320,101	205,921	179,153	384,295
Expenses allocated from Portfolio	(24,379)	(14,809)	(13,112)	(32,621)
Total investment income	$2,341,295	$1,553,265	$1,322,662	$2,780,465
Expenses
Investment adviser fee	$125,046	$73,786	$61,719	$171,755
Trustees fees and expenses	2,556	2,619	2,837	3,223
Distribution and service fees
Class A	56,410	37,019	39,295	74,773
Class B	114,314	89,081	55,346	149,785
Legal and accounting services	17,900	19,490	14,732	22,947
Printing and postage	4,628	2,136	4,200	6,457
Custodian fee	29,885	24,168	21,969	38,546
Transfer and dividend disbursing agent fees	24,680	11,708	13,954	39,610
Registration fees	560	157	1,488	-
Miscellaneous	9,493	10,230	7,450	9,694
Total expenses	$385,472	$270,394	$222,990	$516,790
Deduct - Reduction of custodian fee	$3,986	$5,131	$3,079	$4,324
Total expense reductions	$3,986	$5,131	$3,079	$4,324
Net expenses	$381,486	$265,263	$219,911	$512,466
Net investment income	$1,959,809	$1,288,002	$1,102,751	$2,267,999
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$33,974	$468,902	$106,862	$1,054,743
Investment transactions from Portfolio (identified cost basis)	157,411	12,713	61	74,740
Financial futures contracts	(886,190)	(526,102)	(398,574)	(752,113)
Interest rate swap contracts	(49,640)	-	-	-
Net realized gain (loss)	$(744,445)	$(44,487)	$(291,651)	$377,370
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$283,832	$373,037	$(341,803)	$(878,940)
Investments from Portfolio (identified cost basis)	290,747	771,804	461,245	1,250,636
Financial futures contracts	738,886	451,875	338,360	739,239
Financial futures contracts from Portfolio	(514,063)	(255,000)	(199,751)	(350,624)
Interest rate swap contracts	42,616	-	-	-
Interest rate swap contracts from Portfolio	(14,705)	-	-	-
Net change in unrealized appreciation (depreciation)	$827,313	$1,341,716	$258,051	$760,311
Net realized and unrealized gain (loss)	$82,868	$1,297,229	$(33,600)	$1,137,681
Net increase in net assets from operations	$2,042,677	$2,585,231	$1,069,151	$3,405,680

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2005

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations -
Net investment income	$1,236,158	$947,364	$1,281,221	$1,401,256
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(330,224)	(177,286)	29,228	(226,431)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	686,602	263,603	34,014	80,554
Net increase in net assets from operations	$1,592,536	$1,033,681	$1,344,463	$1,255,379
Distributions to shareholders -
From net investment income
Class A	$(907,573)	$(754,283)	$(935,708)	$(1,100,421)
Class B	(363,455)	(204,986)	(322,319)	(304,173)
Total distributions to shareholders	$(1,271,028)	$(959,269)	$(1,258,027)	$(1,404,594)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$1,882,389	$2,119,332	$2,206,695	$803,718
Class B	204,011	454,915	970,026	235,080
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	434,563	406,807	515,639	583,270
Class B	222,337	142,065	181,360	159,292
Cost of shares redeemed
Class A	(2,519,565)	(4,008,654)	(1,788,604)	(1,735,755)
Class B	(1,687,879)	(755,145)	(698,420)	(482,913)
Net asset value of shares exchanged
Class A	595,460	309,081	423,733	1,922,329
Class B	(595,460)	(309,081)	(423,733)	(1,922,329)
Net increase (decrease) in net assets from Fund share transactions	$(1,464,144)	$(1,640,680)	$1,386,696	$(437,308)
Net increase (decrease) in net assets	$(1,142,636)	$(1,566,268)	$1,473,132	$(586,523)
Net Assets
At beginning of period	$60,171,879	$43,568,816	$54,088,765	$63,720,754
At end of period	$59,029,243	$42,002,548	$55,561,897	$63,134,231
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(147,075)	$(55,808)	$80,715	$(109,577)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2005

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations -
Net investment income	$630,954	$1,545,874	$1,381,289	$1,675,991
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(61,819)	512,369	(343,609)	(109,139)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	446,131	79,167	509,882	168,920
Net increase in net assets from operations	$1,015,266	$2,137,410	$1,547,562	$1,735,772
Distributions to shareholders -
From net investment income
Class A	$(442,065)	$(1,060,469)	$(1,161,468)	$(1,364,466)
Class B	(186,349)	(471,255)	(266,318)	(329,070)
Total distributions to shareholders	$(628,414)	$(1,531,724)	$(1,427,786)	$(1,693,536)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$1,665,585	$977,084	$7,418,678	$1,023,753
Class B	158,347	709,254	641,435	285,847
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	200,321	678,374	682,284	762,392
Class B	51,540	289,006	164,108	183,020
Cost of shares redeemed
Class A	(869,076)	(3,521,942)	(2,098,192)	(4,934,901)
Class B	(337,396)	(1,861,413)	(660,394)	(1,041,771)
Net asset value of shares exchanged
Class A	326,645	1,781,701	275,892	923,531
Class B	(326,645)	(1,781,701)	(275,892)	(923,531)
Net increase (decrease) in net assets from Fund share transactions	$869,321	$(2,729,637)	$6,147,919	$(3,721,660)
Net increase (decrease) in net assets	$1,256,173	$(2,123,951)	$6,267,695	$(3,679,424)
Net Assets
At beginning of period	$27,237,488	$71,367,925	$57,288,180	$79,802,656
At end of period	$28,493,661	$69,243,974	$63,555,875	$76,123,232
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$39,038	$301,079	$(34,277)	$(107,902)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2005

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations -
Net investment income	$1,959,809	$1,288,002	$1,102,751	$2,267,999
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(744,445)	(44,487)	(291,651)	377,370
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	827,313	1,341,716	258,051	760,311
Net increase in net assets from operations	$2,042,677	$2,585,231	$1,069,151	$3,405,680
Distributions to shareholders -
From net investment income
Class A	$(1,449,155)	$(939,199)	$(921,796)	$(1,701,483)
Class B	(530,254)	(408,289)	(229,742)	(599,600)
Total distributions to shareholders	$(1,979,409)	$(1,347,488)	$(1,151,538)	$(2,301,083)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$5,155,224	$5,183,221	$2,416,383	$3,291,590
Class B	1,394,154	807,642	521,412	691,892
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	898,260	484,325	507,784	1,026,025
Class B	309,770	209,955	153,863	353,939
Cost of shares redeemed
Class A	(3,453,279)	(2,142,290)	(2,695,662)	(3,926,357)
Class B	(2,405,675)	(408,972)	(417,259)	(2,034,209)
Net asset value of shares exchanged
Class A	640,574	539,484	716,216	1,861,959
Class B	(640,574)	(539,484)	(716,216)	(1,861,959)
Net increase (decrease) in net assets from Fund share transactions	$1,898,454	$4,133,881	$486,521	$(597,120)
Net increase in net assets	$1,961,722	$5,371,624	$404,134	$507,477
Net Assets
At beginning of period	$80,391,214	$53,130,142	$51,209,416	$106,401,328
At end of period	$82,352,936	$58,501,766	$51,613,550	$106,908,805
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(16,465)	$(79,120)	$(85,933)	$68,735

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2004

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations -
Net investment income	$2,640,758	$1,965,703	$2,491,356	$2,841,845
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	399,869	(828,350)	(971,937)	(856,675)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	130,197	1,472,293	2,171,090	1,394,002
Net increase in net assets from operations	$3,170,824	$2,609,646	$3,690,509	$3,379,172
Distributions to shareholders -
From net investment income
Class A	$(1,076,281)	$(977,985)	$(949,043)	$(1,117,129)
Class B	(1,578,485)	(978,303)	(1,488,841)	(1,679,736)
Total distributions to shareholders	$(2,654,766)	$(1,956,288)	$(2,437,884)	$(2,796,865)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$34,728,505	$26,358,958	$37,022,262	$47,111,274
Class B	1,725,404	1,014,415	1,761,503	1,379,643
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	518,861	581,135	502,771	574,003
Class B	856,655	635,186	819,267	879,996
Cost of shares redeemed
Class A	(3,329,746)	(2,663,661)	(2,702,718)	(3,533,589)
Class B	(39,332,206)	(26,466,390)	(38,574,431)	(50,752,994)
Net decrease in net assets from Fund share transactions	$(4,832,527)	$(540,357)	$(1,171,346)	$(4,341,667)
Net increase (decrease) in net assets	$(4,316,469)	$113,001	$81,279	$(3,759,360)
Net Assets
At beginning of year	$64,488,348	$43,455,815	$54,007,486	$67,480,114
At end of year	$60,171,879	$43,568,816	$54,088,765	$63,720,754
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(112,205)	$(43,903)	$57,521	$(106,239)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2004

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations -
Net investment income	$1,265,307	$3,228,889	$2,590,562	$3,572,016
Net realized gain (loss) from investment transactions and financial futures contracts	(228,841)	(807,841)	(672,373)	331,838
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	859,671	1,028,030	1,908,944	316,769
Net increase in net assets from operations	$1,896,137	$3,449,078	$3,827,133	$4,220,623
Distributions to shareholders -
From net investment income
Class A	$(528,741)	$(1,163,130)	$(1,208,893)	$(1,534,841)
Class B	(693,682)	(1,980,264)	(1,582,879)	(2,008,939)
From net realized gain
Class A	-	(35,150)	-	-
Class B	-	(276,795)	-	-
Total distributions to shareholders	$(1,222,423)	$(3,455,339)	$(2,791,772)	$(3,543,780)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$13,079,035	$43,184,232	$39,972,134	$58,546,692
Class B	650,480	2,944,774	1,373,900	1,220,150
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	258,940	724,591	769,013	867,544
Class B	211,163	1,464,032	996,471	1,123,774
Cost of shares redeemed
Class A	(1,541,205)	(4,813,161)	(3,261,284)	(5,391,405)
Class B	(14,434,133)	(50,646,063)	(40,777,902)	(66,524,182)
Net decrease in net assets from Fund share transactions	$(1,775,720)	$(7,141,595)	$(927,668)	$(10,157,427)
Net increase (decrease) in net assets	$(1,102,006)	$(7,147,856)	$107,693	$(9,480,584)
Net Assets
At beginning of year	$28,339,494	$78,515,781	$57,180,487	$89,283,240
At end of year	$27,237,488	$71,367,925	$57,288,180	$79,802,656
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$36,498	$286,929	$12,220	$(90,357)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2004

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations -
Net investment income	$3,901,674	$2,552,325	$2,097,910	$4,772,535
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(1,660,696)	(342,480)	(754,099)	(1,715,320)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	2,178,663	1,758,049	1,456,925	4,006,329
Net increase in net assets from operations	$4,419,641	$3,967,894	$2,800,736	$7,063,544
Distributions to shareholders -
From net investment income
Class A	$(1,570,081)	$(1,172,998)	$(1,058,771)	$(1,841,596)
Class B	(2,330,359)	(1,413,526)	(1,130,341)	(2,903,078)
Total distributions to shareholders	$(3,900,440)	$(2,586,524)	$(2,189,112)	$(4,744,674)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$50,207,110	$27,905,370	$34,497,381	$71,511,664
Class B	2,338,769	1,935,422	1,279,974	2,372,337
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	970,037	624,288	600,444	1,084,271
Class B	1,463,789	790,571	677,818	1,773,521
Cost of shares redeemed
Class A	(3,929,615)	(4,330,931)	(4,392,600)	(6,480,567)
Class B	(53,590,332)	(26,361,174)	(30,298,379)	(79,394,209)
Net increase (decrease) in net assets from Fund share transactions	$(2,540,242)	$563,546	$2,364,638	$(9,132,983)
Net increase (decrease) in net assets	$(2,021,041)	$1,944,916	$2,976,262	$(6,814,113)
Net Assets
At beginning of year	$82,412,255	$51,185,226	$48,233,154	$113,215,441
At end of year	$80,391,214	$53,130,142	$51,209,416	$106,401,328
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$3,135	$(19,634)	$(37,146)	$101,819

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.800		$9.720	$9.920	$9.960	$9.410	$9.430
Income (loss) from operations
Net investment income	$0.215		$0.454	$0.475	$0.471	$0.479	$0.481
Net realized and unrealized gain (loss)	0.056		0.085	(0.206)	(0.042)	0.548	(0.015)
Total income from operations	$0.271		$0.539	$0.269	$0.429	$1.027	$0.466
Less distributions
From net investment income	$(0.221)		$(0.459)	$(0.469)	$(0.469)	$(0.477)	$(0.486)
Total distributions	$(0.221)		$(0.459)	$(0.469)	$(0.469)	$(0.477)	$(0.486)
Net asset value - End of period	$9.850		$9.800	$9.720	$9.920	$9.960	$9.410
Total Return(3)	2.79%		5.61%	2.74%	4.49%	11.22%	5.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,836		$40,225	$9,226	$7,846	$6,256	$6,198
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.78	%(5)	0.76%	0.76%	0.82%	0.83%	0.81%
Expenses after custodian fee reduction(4)	0.77	%(5)	0.76%	0.74%	0.81%	0.81%	0.80%
Net investment income	4.41	%(5)	4.63%	4.78%	4.83%	4.95%	5.26%
Portfolio Turnover of the Portfolio(6)	0%		23%	10%	25%	14%	8%
Portfolio Turnover of the Fund	6%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.770		$10.690	$10.910	$10.960	$10.350	$10.370
Income (loss) from operations
Net investment income	$0.196		$0.423	$0.439	$0.440	$0.444	$0.449
Net realized and unrealized gain (loss)	0.066		0.080	(0.219)	(0.050)	0.611	(0.017)
Total income from operations	$0.262		$0.503	$0.220	$0.390	$1.055	$0.432
Less distributions
From net investment income	$(0.202)		$(0.423)	$(0.440)	$(0.440)	$(0.445)	$(0.452)
Total distributions	$(0.202)		$(0.423)	$(0.440)	$(0.440)	$(0.445)	$(0.452)
Net asset value - End of period	$10.830		$10.770	$10.690	$10.910	$10.960	$10.350
Total Return(3)	2.61	%(7)	4.77%	2.02%	3.70%	10.45%	4.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,193		$19,947	$55,263	$56,363	$57,782	$59,904
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.53	%(5)	1.52%	1.51%	1.57%	1.58%	1.62%
Expenses after custodian fee reduction(4)	1.52	%(5)	1.52%	1.49%	1.56%	1.56%	1.61%
Net investment income	3.67	%(5)	3.88%	4.04%	4.09%	4.20%	4.48%
Portfolio Turnover of the Portfolio(6)	0%		23%	10%	25%	14%	8%
Portfolio Turnover of the Fund	6%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Total return reflects an increase of 0.14% due to a change in the timing of payment and reinvestment of distributions.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$9.880		$9.730	$9.980	$9.960	$9.520	$9.510
Income (loss) from operations
Net investment income	$0.233		$0.483	$0.490	$0.486	$0.495	$0.489
Net realized and unrealized gain (loss)	0.023		0.150	(0.251)	0.023	0.439	0.020
Total income from operations	$0.256		$0.633	$0.239	$0.509	$0.934	$0.509
Less distributions
From net investment income	$(0.236)		$(0.483)	$(0.489)	$(0.489)	$(0.494)	$(0.499)
Total distributions	$(0.236)		$(0.483)	$(0.489)	$(0.489)	$(0.494)	$(0.499)
Net asset value - End of period	$9.900		$9.880	$9.730	$9.980	$9.960	$9.520
Total Return(3)	2.62%		6.58%	2.42%	5.31%	10.08%	5.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$32,095		$33,215	$9,480	$7,383	$5,162	$4,757
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.76	%(5)	0.72%	0.73%	0.81%	0.77%	0.84%
Expenses after custodian fee reduction(4)	0.76	%(5)	0.72%	0.71%	0.80%	0.75%	0.83%
Net investment income	4.75	%(5)	4.86%	4.90%	4.95%	5.11%	5.25%
Portfolio Turnover of the Portfolio(6)	0%		15%	25%	23%	9%	14%
Portfolio Turnover of the Fund	5%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$10.610		$10.460	$10.720	$10.690	$10.210	$10.190
Income (loss) from operations
Net investment income	$0.211		$0.443	$0.444	$0.447	$0.453	$0.454
Net realized and unrealized gain (loss)	0.032		0.145	(0.259)	0.028	0.472	0.011
Total income from operations	$0.243		$0.588	$0.185	$0.475	$0.925	$0.465
Less distributions
From net investment income	$(0.213)		$(0.438)	$(0.445)	$(0.445)	$(0.445)	$(0.445)
Total distributions	$(0.213)		$(0.438)	$(0.445)	$(0.445)	$(0.445)	$(0.445)
Net asset value - End of period	$10.640		$10.610	$10.460	$10.720	$10.690	$10.210
Total Return(3)	2.48	%(7)	5.68%	1.72%	4.60%	9.27%	4.75%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,907		$10,354	$33,975	$35,711	$37,059	$37,340
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.51	%(5)	1.47%	1.48%	1.56%	1.52%	1.58%
Expenses after custodian fee reduction(4)	1.51	%(5)	1.47%	1.46%	1.55%	1.50%	1.57%
Net investment income	4.00	%(5)	4.13%	4.17%	4.24%	4.36%	4.56%
Portfolio Turnover of the Portfolio(6)	0%		15%	25%	23%	9%	14%
Portfolio Turnover of the Fund	5%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly inot the Portfolio.

(7)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$9.480		$9.260	$9.410	$9.480	$9.020	$8.990
Income (loss) from operations
Net investment income	$0.233		$0.473	$0.478	$0.485	$0.470	$0.479
Net realized and unrealized gain (loss)	0.016		0.213	(0.162)	(0.089)	0.463	0.031
Total income from operations	$0.249		$0.686	$0.316	$0.396	$0.933	$0.510
Less distributions
From net investment income	$(0.229)		$(0.466)	$(0.466)	$(0.466)	$(0.473)	$(0.480)
Total distributions	$(0.229)		$(0.466)	$(0.466)	$(0.466)	$(0.473)	$(0.480)
Net asset value - End of period	$9.500		$9.480	$9.260	$9.410	$9.480	$9.020
Total Return(3)	2.65%		7.52%	3.39%	4.38%	10.65%	6.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$39,646		$38,229	$4,234	$3,425	$8,441	$7,614
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.80	%(5)	0.78%	0.77%	0.85%	0.80%	0.79%
Expenses after custodian fee reduction(4)	0.78	%(5)	0.78%	0.75%	0.84%	0.77%	0.77%
Net investment income	4.95	%(5)	5.02%	5.07%	5.24%	5.12%	5.29%
Portfolio Turnover of the Portfolio(6)	2%		3%	16%	18%	8%	13%
Portfolio Turnover of the Fund	4%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$10.130		$9.900	$10.050	$10.120	$9.630	$9.600
Income (loss) from operations
Net investment income	$0.212		$0.435	$0.437	$0.439	$0.429	$0.426
Net realized and unrealized gain (loss)	0.006		0.218	(0.164)	(0.086)	0.493	0.039
Total income from operations	$0.218		$0.653	$0.273	$0.353	$0.922	$0.465
Less distributions
From net investment income	$(0.208)		$(0.423)	$(0.423)	$(0.423)	$(0.432)	$(0.435)
Total distributions	$(0.208)		$(0.423)	$(0.423)	$(0.423)	$(0.432)	$(0.435)
Net asset value - End of period	$10.140		$10.130	$9.900	$10.050	$10.120	$9.630
Total Return(3)	2.34	%(4)	6.69%	2.72%	3.64%	9.82%	5.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,915		$15,860	$49,773	$52,400	$55,051	$55,245
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.55	%(6)	1.53%	1.52%	1.60%	1.56%	1.58%
Expenses after custodian fee reduction(5)	1.53	%(6)	1.53%	1.50%	1.59%	1.53%	1.56%
Net investment income	4.20	%(6)	4.27%	4.34%	4.43%	4.38%	4.64%
Portfolio Turnover of the Portfolio(7)	2%		3%	16%	18%	8%	13%
Portfolio Turnover of the Fund	4%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$9.320		$9.240	$9.420	$9.500	$9.160	$9.410
Income (loss) from operations
Net investment income	$0.214		$0.442	$0.446	$0.463	$0.446	$0.498
Net realized and unrealized gain (loss)	(0.019)		0.077	(0.174)	(0.091)	0.378	(0.246)
Total income from operations	$0.195		$0.519	$0.272	$0.372	$0.824	$0.252
Less distributions
From net investment income	$(0.215)		$(0.439)	$(0.452)	$(0.452)	$(0.484)	$(0.502)
Total distributions	$(0.215)		$(0.439)	$(0.452)	$(0.452)	$(0.484)	$(0.502)
Net asset value - End of period	$9.300		$9.320	$9.240	$9.420	$9.500	$9.160
Total Return(3)	2.11%		5.70%	2.90%	4.09%	9.26%	2.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$48,749		$47,288	$4,248	$3,103	$7,645	$5,858
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.78	%(5)	0.78%	0.77%	0.80%	0.85%	0.82%
Expenses after custodian fee reduction(4)	0.77	%(5)	0.77%	0.75%	0.79%	0.81%	0.80%
Net investment income	4.64	%(5)	4.77%	4.73%	4.97%	4.79%	5.40%
Portfolio Turnover of the Portfolio(6)	0%		3%	10%	5%	15%	11%
Portfolio Turnover of the Fund	8%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$10.060		$9.970	$10.160	$10.250	$9.870	$10.120
Income (loss) from operations
Net investment income	$0.194		$0.406	$0.408	$0.418	$0.406	$0.451
Net realized and unrealized gain (loss)	(0.020)		0.081	(0.188)	(0.098)	0.416	(0.241)
Total income from operations	$0.174		$0.487	$0.220	$0.320	$0.822	$0.210
Less distributions
From net investment income	$(0.194)		$(0.397)	$(0.410)	$(0.410)	$(0.442)	$(0.460)
Total distributions	$(0.194)		$(0.397)	$(0.410)	$(0.410)	$(0.442)	$(0.460)
Net asset value - End of period	$10.040		$10.060	$9.970	$10.160	$10.250	$9.870
Total Return(3)	1.91	%(4)	4.96%	2.15%	3.26%	8.56%	2.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,385		$16,433	$63,232	$66,312	$72,000	$75,590
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.53	%(6)	1.53%	1.52%	1.55%	1.59%	1.62%
Expenses after custodian fee reduction(5)	1.52	%(6)	1.52%	1.50%	1.54%	1.55%	1.60%
Net investment income	3.89	%(6)	4.00%	4.01%	4.17%	4.08%	4.67%
Portfolio Turnover of the Portfolio(7)	0%		3%	10%	5%	15%	11%
Portfolio Turnover of the Fund	8%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.840		$9.610	$9.790	$9.810	$9.240	$9.240
Income (loss) from operations
Net investment income	$0.234		$0.485	$0.490	$0.486	$0.463	$0.472
Net realized and unrealized gain (loss)	0.129		0.217	(0.208)	(0.047)	0.573	0.001
Total income from operations	$0.363		$0.702	$0.282	$0.439	$1.036	$0.473
Less distributions
From net investment income	$(0.233)		$(0.472)	$(0.462)	$(0.459)	$(0.466)	$(0.473)
Total distributions	$(0.233)		$(0.472)	$(0.462)	$(0.459)	$(0.466)	$(0.473)
Net asset value - End of period	$9.970		$9.840	$9.610	$9.790	$9.810	$9.240
Total Return(3)	3.72%		7.44%	2.89%	4.66%	11.51%	5.43%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$19,378		$17,793	$6,027	$5,885	$5,555	$4,566
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.76	%(5)	0.76%	0.74%	0.80%	0.83%	0.73%
Expenses after custodian fee reduction(4)	0.75	%(5)	0.75%	0.72%	0.78%	0.80%	0.69%
Net investment income	4.75	%(5)	4.98%	5.00%	5.05%	4.88%	5.28%
Portfolio Turnover of the Portfolio(6)	0%		9%	21%	25%	14%	14%
Portfolio Turnover of the Fund	9%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.400		$10.150	$10.350	$10.380	$9.770	$9.760
Income (loss) from operations
Net investment income	$0.208		$0.438	$0.441	$0.438	$0.414	$0.424
Net realized and unrealized gain (loss)	0.140		0.233	(0.227)	(0.056)	0.615	0.008
Total income from operations	$0.348		$0.671	$0.214	$0.382	$1.029	$0.432
Less distributions
From net investment income	$(0.208)		$(0.421)	$(0.414)	$(0.412)	$(0.419)	$(0.422)
Total distributions	$(0.208)		$(0.421)	$(0.414)	$(0.412)	$(0.419)	$(0.422)
Net asset value - End of period	$10.540		$10.400	$10.150	$10.350	$10.380	$9.770
Total Return(3)	3.54	%(4)	6.72%	2.05%	3.82%	10.78%	4.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,116		$9,444	$22,312	$23,393	$23,584	$23,779
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.51	%(6)	1.51%	1.49%	1.55%	1.59%	1.55%
Expenses after custodian fee reduction(5)	1.50	%(6)	1.50%	1.47%	1.53%	1.56%	1.51%
Net investment income	4.02	%(6)	4.23%	4.25%	4.30%	4.14%	4.49%
Portfolio Turnover of the Portfolio(7)	0%		9%	21%	25%	14%	14%
Portfolio Turnover of the Fund	9%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.14% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)		2001	2000(1)
Net asset value - Beginning of period	$9.490		$9.500	$9.700	$9.700		$9.160	$9.230
Income (loss) from operations
Net investment income	$0.222		$0.459	$0.454	$0.452		$0.462	$0.445
Net realized and unrealized gain (loss)	0.078		0.022	(0.203)	(0.003	)(3)	0.511	(0.065)
Total income from operations	$0.300		$0.481	$0.251	$0.449		$0.973	$0.380
Less distributions
From net investment income	$(0.220)		$(0.449)	$(0.449)	$(0.449)		$(0.433)	$(0.450)
From net realized gain	-		(0.042)	(0.002)	-		-	-
Total distributions	$(0.220)		$(0.491)	$(0.451)	$(0.449)		$(0.433)	$(0.450)
Net asset value - End of period	$9.570		$9.490	$9.500	$9.700		$9.700	$9.160
Total Return(4)	3.19%		5.14%	2.58%	4.80%		10.88%	4.35%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$46,227		$45,913	$8,085	$10,820		$6,331	$3,200
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.82	%(6)	0.79%	0.78%	0.85%		0.83%	0.73%
Expenses after custodian fee reduction(5)	0.81	%(6)	0.79%	0.76%	0.83%		0.78%	0.71%
Net investment income	4.70	%(6)	4.84%	4.67%	4.73%		4.99%	4.98%
Portfolio Turnover of the Portfolio(7)	0%		12%	28%	25%		18%	9%
Portfolio Turnover of the Fund	4%		-	-	-		-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)		2001	2000(1)
Net asset value - Beginning of period	$10.350		$10.360	$10.580	$10.580		$10.000	$10.080
Income (loss) from operations
Net investment income	$0.203		$0.426	$0.416	$0.419		$0.431	$0.401
Net realized and unrealized gain (loss)	0.088		0.018	(0.222)	(0.007	)(3)	0.546	(0.067)
Total income from operations	$0.291		$0.444	$0.194	$0.412		$0.977	$0.334
Less distributions
From net investment income	$(0.201)		$(0.412)	$(0.412)	$(0.412)		$(0.397)	$(0.414)
From net realized gain	-		(0.042)	(0.002)	-		-	-
Total distributions	$(0.201)		$(0.454)	$(0.414)	$(0.412)		$(0.397)	$(0.414)
Net asset value - End of period	$10.440		$10.350	$10.360	$10.580		$10.580	$10.000
Total Return(4)	3.00	%(5)	4.34%	1.80%	4.02%		9.98%	3.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$23,017		$25,455	$70,431	$74,435		$75,790	$78,272
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.57	%(7)	1.54%	1.53%	1.60%		1.57%	1.60%
Expenses after custodian fee reduction(6)	1.56	%(7)	1.54%	1.51%	1.58%		1.52%	1.58%
Net investment income	3.95	%(7)	4.05%	3.92%	4.02%		4.21%	4.11%
Portfolio Turnover of the Portfolio(8)	0%		12%	28%	25%		18%	9%
Portfolio Turnover of the Fund	4%		-	-	-		-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000
Net asset value - Beginning of period	$10.080		$9.890	$10.090	$10.130	$9.550	$9.630
Income (loss) from operations
Net investment income	$0.236		$0.497	$0.510	$0.520	$0.520	$0.520
Net realized and unrealized gain (loss)	0.028		0.232	(0.192)	(0.043)	0.561	(0.103)
Total income from operations	$0.264		$0.729	$0.318	$0.477	$1.081	$0.417
Less distributions
From net investment income	$(0.244)		$(0.539)	$(0.518)	$(0.517)	$(0.501)	$(0.497)
Total distributions	$(0.244)		$(0.539)	$(0.518)	$(0.517)	$(0.501)	$(0.497)
Net asset value - End of period	$10.100		$10.080	$9.890	$10.090	$10.130	$9.550
Total Return(3)	2.65%		7.53%	3.18%	4.92%	11.65%	4.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$50,752		$44,385	$7,311	$6,301	$4,378	$4,132
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79	%(5)	0.81%	0.79%	0.80%	0.82%	0.81%
Expenses after custodian fee reduction(4)	0.77	%(5)	0.80%	0.77%	0.79%	0.80%	0.80%
Net investment income	4.71	%(5)	4.99%	5.06%	5.24%	5.34%	5.54%
Portfolio Turnover of the Portfolio(6)	0%		10%	20%	8%	8%	8%
Portfolio Turnover of the Fund	3%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000
Net asset value - Beginning of period	$11.140		$10.930	$11.140	$11.190	$10.550	$10.650
Income (loss) from operations
Net investment income	$0.220		$0.474	$0.482	$0.494	$0.493	$0.486
Net realized and unrealized gain (loss)	0.029		0.244	(0.201)	(0.053)	0.622	(0.121)
Total income from operations	$0.249		$0.718	$0.281	$0.441	$1.115	$0.365
Less distributions
From net investment income	$(0.229)		$(0.508)	$(0.491)	$(0.491)	$(0.475)	$(0.465)
Total distributions	$(0.229)		$(0.508)	$(0.491)	$(0.491)	$(0.475)	$(0.465)
Net asset value - End of period	$11.160		$11.140	$10.930	$11.140	$11.190	$10.550
Total Return(3)	2.43	%(4)	6.71%	2.52%	4.09%	10.84%	3.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,804		$12,903	$49,870	$52,305	$53,027	$54,531
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.54	%(6)	1.56%	1.54%	1.55%	1.57%	1.62%
Expenses after custodian fee reduction(5)	1.52	%(6)	1.55%	1.52%	1.54%	1.55%	1.61%
Net investment income	3.98	%(6)	4.26%	4.32%	4.50%	4.54%	4.69%
Portfolio Turnover of the Portfolio(7)	0%		10%	20%	8%	8%	8%
Portfolio Turnover of the Fund	3%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.14% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.390		$9.320	$9.600	$9.670	$9.260	$9.260
Income (loss) from operations
Net investment income	$0.210		$0.436	$0.447	$0.467	$0.477	$0.481
Net realized and unrealized gain (loss)	0.012		0.071	(0.275)	(0.085)	0.403	0.003
Total income from operations	$0.222		$0.507	$0.172	$0.382	$0.880	$0.484
Less distributions
From net investment income	$(0.212)		$(0.437)	$(0.452)	$(0.452)	$(0.470)	$(0.484)
Total distributions	$(0.212)		$(0.437)	$(0.452)	$(0.452)	$(0.470)	$(0.484)
Net asset value - End of period	$9.400		$9.390	$9.320	$9.600	$9.670	$9.260
Total Return(3)	2.39%		5.52%	1.80%	4.12%	9.77%	5.51%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$59,511		$61,704	$9,351	$9,036	$7,917	$12,696
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.80	%(5)	0.79%	0.79%	0.83%	0.84%	0.85%
Expenses after custodian fee reduction(4)	0.80	%(5)	0.79%	0.77%	0.83%	0.81%	0.82%
Net investment income	4.52	%(5)	4.65%	4.69%	4.93%	5.09%	5.34%
Portfolio Turnover of the Portfolio(6)	0%		19%	21%	21%	28%	17%
Portfolio Turnover of the Fund	6%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.100		$10.030	$10.310	$10.390	$9.970	$9.960
Income (loss) from operations
Net investment income	$0.188		$0.402	$0.405	$0.427	$0.431	$0.449
Net realized and unrealized gain (loss)	0.003		0.062	(0.277)	(0.099)	0.423	0.006
Total income from operations	$0.191		$0.464	$0.128	$0.328	$0.854	$0.455
Less distributions
From net investment income	$(0.191)		$(0.394)	$(0.408)	$(0.408)	$(0.434)	$(0.445)
Total distributions	$(0.191)		$(0.394)	$(0.408)	$(0.408)	$(0.434)	$(0.445)
Net asset value - End of period	$10.100		$10.100	$10.030	$10.310	$10.390	$9.970
Total Return(3)	2.07	%(4)	4.69%	1.23%	3.29%	8.78%	4.79%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,613		$18,098	$79,932	$86,449	$92,747	$97,244
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.55	%(6)	1.54%	1.54%	1.58%	1.59%	1.57%
Expenses after custodian fee reduction(5)	1.55	%(6)	1.54%	1.52%	1.58%	1.56%	1.54%
Net investment income	3.76	%(6)	3.93%	3.96%	4.20%	4.26%	4.63%
Portfolio Turnover of the Portfolio(7)	0%		19%	21%	21%	28%	17%
Portfolio Turnover of the Fund	6%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$9.480		$9.420	$9.690	$9.720	$9.370	$9.380
Income (loss) from operations
Net investment income	$0.239		$0.497	$0.496	$0.489	$0.484	$0.490
Net realized and unrealized gain (loss)	0.013		0.062	(0.278)	(0.031)	0.354	(0.012)
Total income from operations	$0.252		$0.559	$0.218	$0.458	$0.838	$0.478
Less distributions
From net investment income	$(0.242)		$(0.499)	$(0.488)	$(0.488)	$(0.488)	$(0.488)
Total distributions	$(0.242)		$(0.499)	$(0.488)	$(0.488)	$(0.488)	$(0.488)
Net asset value - End of period	$9.490		$9.480	$9.420	$9.690	$9.720	$9.370
Total Return(3)	2.69%		5.98%	2.30%	4.90%	9.20%	5.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$58,892		$55,604	$9,778	$7,638	$5,367	$3,459
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79	%(5)	0.81%	0.80%	0.81%	0.83%	0.75%
Expenses after custodian fee reduction(4)	0.78	%(5)	0.80%	0.78%	0.80%	0.82%	0.74%
Net investment income	5.09	%(5)	5.19%	5.19%	5.11%	5.09%	5.38%
Portfolio Turnover of the Portfolio(6)	0%		6%	16%	21%	13%	25%
Portfolio Turnover of the Fund	5%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$10.370		$10.300	$10.600	$10.630	$10.250	$10.260
Income (loss) from operations
Net investment income	$0.223		$0.470	$0.466	$0.459	$0.452	$0.452
Net realized and unrealized gain (loss)	0.003		0.068	(0.309)	(0.035)	0.380	(0.010)
Total income from operations	$0.226		$0.538	$0.157	$0.424	$0.832	$0.442
Less distributions
From net investment income	$(0.226)		$(0.468)	$(0.457)	$(0.454)	$(0.452)	$(0.452)
Total distributions	$(0.226)		$(0.468)	$(0.457)	$(0.454)	$(0.452)	$(0.452)
Net asset value - End of period	$10.370		$10.370	$10.300	$10.600	$10.630	$10.250
Total Return(3)	2.39	%(7)	5.26%	1.49%	4.13%	8.32%	4.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$23,461		$24,787	$72,634	$75,861	$78,458	$79,756
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.54	%(5)	1.56%	1.55%	1.56%	1.58%	1.60%
Expenses after custodian fee reduction(4)	1.53	%(5)	1.55%	1.53%	1.55%	1.57%	1.59%
Net investment income	4.35	%(5)	4.45%	4.45%	4.39%	4.37%	4.56%
Portfolio Turnover of the Portfolio(6)	0%		6%	16%	21%	13%	25%
Portfolio Turnover of the Fund	5%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004	2003	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$9.710		$9.450	$9.660	$9.710	$9.200	$9.320
Income (loss) from operations
Net investment income	$0.237		$0.508	$0.488	$0.483	$0.483	$0.502
Net realized and unrealized gain (loss)	0.231		0.265	(0.213)	(0.052)	0.520	(0.123)
Total income from operations	$0.468		$0.773	$0.275	$0.431	$1.003	$0.379
Less distributions
From net investment income	$(0.248)		$(0.513)	$(0.485)	$(0.481)	$(0.493)	$(0.499)
Total distributions	$(0.248)		$(0.513)	$(0.485)	$(0.481)	$(0.493)	$(0.499)
Net asset value - End of period	$9.930		$9.710	$9.450	$9.660	$9.710	$9.200
Total Return(3)	4.87%		8.32%	2.88%	4.61%	11.24%	4.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$39,485		$34,601	$10,727	$8,907	$4,236	$1,553
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.77	%(5)	0.75%	0.73%	0.80%	0.75%	0.70%
Expenses after custodian fee reduction(4)	0.75	%(5)	0.75%	0.71%	0.78%	0.70%	0.68%
Net investment income	4.86	%(5)	5.22%	5.06%	5.05%	5.14%	5.54%
Portfolio Turnover of the Portfolio(6)	0%		59%	37%	15%	21%	12%
Portfolio Turnover of the Fund	13%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004	2003	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$10.300		$10.020	$10.250	$10.300	$9.760	$9.900
Income (loss) from operations
Net investment income	$0.213		$0.465	$0.441	$0.441	$0.445	$0.446
Net realized and unrealized gain (loss)	0.242		0.283	(0.231)	(0.057)	0.542	(0.134)
Total income from operations	$0.455		$0.748	$0.210	$0.384	$0.987	$0.312
Less distributions
From net investment income	$(0.225)		$(0.468)	$(0.440)	$(0.434)	$(0.447)	$(0.452)
Total distributions	$(0.225)		$(0.468)	$(0.440)	$(0.434)	$(0.447)	$(0.452)
Net asset value - End of period	$10.530		$10.300	$10.020	$10.250	$10.300	$9.760
Total Return(3)	4.65	%(4)	7.58%	2.06%	3.87%	10.39%	3.32%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$19,017		$18,529	$40,459	$37,935	$35,378	$33,452
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.52	%(6)	1.50%	1.48%	1.56%	1.49%	1.59%
Expenses after custodian fee reduction(5)	1.50	%(6)	1.50%	1.46%	1.54%	1.44%	1.57%
Net investment income	4.13	%(6)	4.50%	4.33%	4.35%	4.84%	4.65%
Portfolio Turnover of the Portfolio(7)	0%		59%	37%	15%	21%	12%
Portfolio Turnover of the Fund	13%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$9.900		$9.790	$9.910	$9.920	$9.480	$9.460
Income (loss) from operations
Net investment income	$0.221		$0.462	$0.469	$0.479	$0.484	$0.482
Net realized and unrealized gain (loss)	(0.001)		0.133	(0.111)	(0.011)	0.434	0.020
Total income from operations	$0.220		$0.595	$0.358	$0.468	$0.918	$0.502
Less distributions
From net investment income	$(0.230)		$(0.485)	$(0.478)	$(0.478)	$(0.478)	$(0.482)
Total distributions	$(0.230)		$(0.485)	$(0.478)	$(0.478)	$(0.478)	$(0.482)
Net asset value - End of period	$9.890		$9.900	$9.790	$9.910	$9.920	$9.480
Total Return(3)	2.25%		6.17%	3.65%	4.91%	9.94%	5.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,165		$39,285	$9,051	$6,672	$4,654	$3,557
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.75	%(5)	0.74%	0.74%	0.76%	0.76%	0.83%
Expenses after custodian fee reduction(4)	0.74	%(5)	0.73%	0.71%	0.74%	0.72%	0.81%
Net investment income	4.50	%(5)	4.69%	4.72%	4.91%	5.03%	5.23%
Portfolio Turnover of the Portfolio(6)	0%		20%	17%	19%	11%	9%
Portfolio Turnover of the Fund	5%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)(2)	2001	2000(1)
Net asset value - Beginning of period	$10.780		$10.660	$10.800	$10.800	$10.320	$10.280
Income (loss) from operations
Net investment income	$0.201		$0.429	$0.433	$0.444	$0.451	$0.452
Net realized and unrealized gain (loss)	0.000	(3)	0.137	(0.133)	(0.004)	0.466	0.023
Total income from operations	$0.201		$0.566	$0.300	$0.440	$0.917	$0.475
Less distributions
From net investment income	$(0.211)		$(0.446)	$(0.440)	$(0.440)	$(0.437)	$(0.435)
Total distributions	$(0.211)		$(0.446)	$(0.440)	$(0.440)	$(0.437)	$(0.435)
Net asset value - End of period	$10.770		$10.780	$10.660	$10.800	$10.800	$10.320
Total Return(4)	2.04	%(5)	5.39%	2.79%	4.22%	9.09%	4.82%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,449		$11,924	$39,182	$41,087	$42,550	$41,372
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.50	%(7)	1.49%	1.49%	1.51%	1.51%	1.57%
Expenses after custodian fee reduction(6)	1.49	%(7)	1.48%	1.46%	1.49%	1.47%	1.55%
Net investment income	3.75	%(7)	3.95%	3.99%	4.19%	4.30%	4.50%
Portfolio Turnover of the Portfolio(8)	0%		20%	17%	19%	11%	9%
Portfolio Turnover of the Fund	5%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Amount represents less than $(0.0005) per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund - Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.590		$9.390	$9.600	$9.700	$9.220	$9.300
Income (loss) from operations
Net investment income	$0.215		$0.451	$0.463	$0.475	$0.464	$0.481
Net realized and unrealized gain (loss)	0.103		0.202	(0.217)	(0.119)	0.492	(0.072)
Total income from operations	$0.318		$0.653	$0.246	$0.356	$0.956	$0.409
Less distributions
From net investment income	$(0.218)		$(0.453)	$(0.456)	$(0.456)	$(0.476)	$(0.489)
Total distributions	$(0.218)		$(0.453)	$(0.456)	$(0.456)	$(0.476)	$(0.489)
Net asset value - End of period	$9.690		$9.590	$9.390	$9.600	$9.700	$9.220
Total Return(3)	3.34%		7.06%	2.58%	3.82%	10.66%	4.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$76,958		$73,924	$9,477	$8,357	$7,164	$3,632
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.80	%(5)	0.79%	0.81%	0.82%	0.84%	0.81%
Expenses after custodian fee reduction(4)	0.80	%(5)	0.79%	0.80%	0.82%	0.82%	0.80%
Net investment income	4.49	%(5)	4.75%	4.83%	4.99%	4.89%	5.34%
Portfolio Turnover of the Portfolio(6)	0%		14%	20%	33%	39%	23%
Portfolio Turnover of the Fund	14%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund - Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.610		$10.400	$10.630	$10.730	$10.200	$10.290
Income (loss) from operations
Net investment income	$0.198		$0.426	$0.434	$0.448	$0.435	$0.456
Net realized and unrealized gain (loss)	0.113		0.204	(0.240)	(0.124)	0.545	(0.083)
Total income from operations	$0.311		$0.630	$0.194	$0.324	$0.980	$0.373
Less distributions
From net investment income	$(0.201)		$(0.420)	$(0.424)	$(0.424)	$(0.450)	$(0.463)
Total distributions	$(0.201)		$(0.420)	$(0.424)	$(0.424)	$(0.450)	$(0.463)
Net asset value - End of period	$10.720		$10.610	$10.400	$10.630	$10.730	$10.200
Total Return(3)	3.12	%(7)	6.15%	1.81%	3.14%	9.86%	3.80%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$29,950		$32,477	$103,739	$110,881	$114,367	$111,662
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.55	%(5)	1.54%	1.56%	1.57%	1.60%	1.60%
Expenses after custodian fee reduction(4)	1.55	%(5)	1.54%	1.55%	1.57%	1.58%	1.59%
Net investment income	3.74	%(5)	4.00%	4.09%	4.25%	4.19%	4.57%
Portfolio Turnover of the Portfolio(6)	0%		14%	20%	33%	39%	23%
Portfolio Turnover of the Fund	14%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (collectively, the Funds). The Funds seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

On September 24, 2004, the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund, and Virginia Fund received its pro rata share of cash and securities from the Alabama Municipals Portfolio (Alabama Portfolio), the Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), respectively, in a complete liquidation of its interest in its corresponding Portfolio. Subsequent to September 24, 2004, each Fund invests directly in securities rather than through its corresponding Portfolio and maintains the same investment objective.The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2004, the Funds, for federal income tax purposes, had capital loss carryovers

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Alabama	$94,556	August 31, 2005

	272,583	August 31, 2008

	136,447	August 31, 2010

	405,357	August 31, 2011

Arkansas	251,575	August 31, 2005

	336,826	August 31, 2009

Georgia	41,652	August 31, 2008

	223,748	August 31, 2009

	295,816	August 31, 2011

	117,457	August 31, 2012

Kentucky	233,391	August 31, 2005

	134,770	August 31, 2010

	2,950,605	August 31, 2012

Louisiana	250,387	August 31, 2005

	527,106	August 31, 2008

	159,254	August 31, 2009

	183,393	August 31, 2010

	142,162	August 31, 2012

Maryland	290,437	August 31, 2012

Missouri	113,141	August 31, 2005

	475,094	August 31, 2010

	135,451	August 31, 2012

North Carolina	73,745	August 31, 2005

	595,722	August 31, 2012

Oregon	924,680	August 31, 2005

	147,651	August 31, 2008

	87,267	August 31, 2009

South Carolina	183,416	August 31, 2005

	25,336	August 31, 2007

	155,263	August 31, 2008

	347,930	August 31, 2010

Tennessee	246,996	August 31, 2005

	156,823	August 31, 2012

Virginia	168,858	August 31, 2009

	730,517	August 31, 2010

	1,040,829	August 31, 2012

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at August 31, 2004, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund had net capital losses of $923,764, $935,874, $797,286, $96,341, $1,012,091, $625,587, $2,081,699, $649,949, $680,309 and $1,301,841, respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's taxable year ending August 31, 2005.

D  Interest Rate Swaps - A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Funds make semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

E  Financial Futures Contracts - Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

G  When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds maintain with IBT. All credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the Statements of Operations.

K  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

N  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Alabama Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	191,678	3,441,278
Issued to shareholders electing to receive payments of distributions in Fund shares	44,203	52,989
Redemptions	(256,053)	(339,331)
Exchange from Class B shares	60,569	-
Net increase	40,397	3,154,936
	Alabama Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	18,888	157,911
Issued to shareholders electing to receive payments of distributions in Fund shares	20,581	78,516
Redemptions	(156,083)	(3,554,701)
Exchange to Class A shares	(55,099)	-
Net decrease	(171,713)	(3,318,274)
	Arkansas Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	214,047	2,597,036
Issued to shareholders electing to receive payments of distributions in Fund shares	41,162	58,548
Redemptions	(406,543)	(268,210)
Exchange from Class B shares	31,260	-
Net increase (decrease)	(120,074)	2,387,374

	Arkansas Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	42,840	94,636
Issued to shareholders electing to receive payments of distributions in Fund shares	13,381	59,121
Redemptions	(71,252)	(2,427,295)
Exchange to Class A shares	(29,072)	-
Net decrease	(44,103)	(2,273,538)
	Georgia Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	231,583	3,809,018
Issued to shareholders electing to receive payments of distributions in Fund shares	54,256	53,478
Redemptions	(188,197)	(288,072)
Exchange from Class B shares	44,557	-
Net increase	142,199	3,574,424
	Georgia Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	95,400	172,924
Issued to shareholders electing to receive payments of distributions in Fund shares	17,864	80,326
Redemptions	(68,842)	(3,717,192)
Exchange to Class A shares	(41,714)	-
Net increase (decrease)	2,708	(3,463,942)
	Kentucky Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	86,213	4,934,148
Issued to shareholders electing to receive payments of distributions in Fund shares	62,603	62,001
Redemptions	(186,232)	(383,648)
Exchange from Class B shares	206,450	-
Net increase	169,034	4,612,501

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Kentucky Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	23,336	136,429
Issued to shareholders electing to receive payments of distributions in Fund shares	15,844	86,461
Redemptions	(48,140)	(4,931,633)
Exchange to Class A shares	(191,383)	-
Net decrease	(200,343)	(4,708,743)
	Louisiana Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	169,086	1,312,424
Issued to shareholders electing to receive payments of distributions in Fund shares	20,213	26,514
Redemptions	(87,184)	(158,435)
Exchange from Class B shares	32,915	-
Net increase	135,030	1,180,503
	Louisiana Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	15,124	62,879
Issued to shareholders electing to receive payments of distributions in Fund shares	4,923	20,321
Redemptions	(32,011)	(1,372,843)
Exchange to Class A shares	(31,165)	-
Net decrease	(43,129)	(1,289,643)
	Maryland Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	102,458	4,417,879
Issued to shareholders electing to receive payments of distributions in Fund shares	71,262	76,543
Redemptions	(369,951)	(505,785)
Exchange from Class B shares	187,136	-
Net increase (decrease)	(9,095)	3,988,637

	Maryland Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	68,251	280,780
Issued to shareholders electing to receive payments of distributions in Fund shares	27,846	139,162
Redemptions	(179,394)	(4,757,956)
Exchange to Class A shares	(171,469)	-
Net decrease	(254,766)	(4,338,014)
	Missouri Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	732,576	3,915,910
Issued to shareholders electing to receive payments of distributions in Fund shares	67,595	77,114
Redemptions	(207,800)	(328,237)
Exchange from Class B shares	27,339	-
Net increase	619,710	3,664,787
	Missouri Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	57,606	124,164
Issued to shareholders electing to receive payments of distributions in Fund shares	14,710	89,328
Redemptions	(59,276)	(3,618,793)
Exchange to Class A shares	(24,735)	-
Net decrease	(11,695)	(3,405,301)
	North Carolina Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	109,042	6,049,954
Issued to shareholders electing to receive payments of distributions in Fund shares	81,284	92,621
Redemptions	(526,389)	(574,670)
Exchange from Class B shares	98,460	-
Net increase (decrease)	(237,603)	5,567,905

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	North Carolina Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	28,296	119,959
Issued to shareholders electing to receive payments of distributions in Fund shares	18,140	109,747
Redemptions	(103,249)	(6,408,757)
Exchange to Class A shares	(91,554)	-
Net decrease	(148,367)	(6,179,051)
	Oregon Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	544,475	5,137,223
Issued to shareholders electing to receive payments of distributions in Fund shares	94,887	101,583
Redemptions	(365,181)	(411,750)
Exchange from Class B shares	67,656	-
Net increase	341,837	4,827,056
	Oregon Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	134,750	221,149
Issued to shareholders electing to receive payments of distributions in Fund shares	29,921	138,368
Redemptions	(232,291)	(5,019,202)
Exchange to Class A shares	(61,887)	-
Net decrease	(129,507)	(4,659,685)
	South Carolina Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	527,517	2,812,465
Issued to shareholders electing to receive payments of distributions in Fund shares	49,245	64,664
Redemptions	(217,985)	(449,714)
Exchange from Class B shares	54,448	-
Net increase	413,225	2,427,415

	South Carolina Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	77,431	187,182
Issued to shareholders electing to receive payments of distributions in Fund shares	20,161	76,584
Redemptions	(39,383)	(2,501,759)
Exchange to Class A shares	(51,367)	-
Net increase (decrease)	6,842	(2,237,993)
	Tennessee Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	244,092	3,425,997
Issued to shareholders electing to receive payments of distributions in Fund shares	51,307	60,910
Redemptions	(272,325)	(445,480)
Exchange from Class B shares	72,344	-
Net increase	95,418	3,041,427
	Tennessee Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	48,487	118,454
Issued to shareholders electing to receive payments of distributions in Fund shares	14,273	62,291
Redemptions	(38,720)	(2,752,063)
Exchange to Class A shares	(66,398)	-
Net decrease	(42,358)	(2,571,318)
	Virginia Fund
Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	342,374	7,267,037
Issued to shareholders electing to receive payments of distributions in Fund shares	106,373	114,239
Redemptions	(407,209)	(681,112)
Exchange from Class B shares	192,711	-
Net increase	234,249	6,700,164

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Virginia Fund
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	64,820	223,390
Issued to shareholders electing to receive payments of distributions in Fund shares	33,175	166,192
Redemptions	(190,863)	(7,307,255)
Exchange to Class A shares	(174,160)
Net decrease	(267,028)	(6,917,673)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the period from September 1, 2004 to September 24, 2004, advisory fees allocated from the Portfolios were as follows:

Portfolio	Amount	Effective Rate*
Alabama	$12,132	0.31%
Arkansas	7,267	0.25%
Georgia	10,466	0.29%
Kentucky	13,334	0.32%
Louisiana	3,555	0.20%
Maryland	15,845	0.34%
Missouri	12,085	0.32%
North Carolina	18,019	0.34%
Oregon	19,044	0.36%
South Carolina	10,429	0.30%
Tennessee	9,286	0.28%
Virginia	26,382	0.37%

For the period from September 25, 2004 to February 28, 2005, advisory fees incurred by the Funds were as follows:

Fund	Amount	Effective Rate*
Alabama	$77,793	0.30%
Arkansas	43,068	0.24%
Georgia	69,567	0.29%

Fund	Amount	Effective Rate*
Kentucky	$86,278	0.32%
Louisiana	24,352	0.20%
Maryland	99,690	0.33%
Missouri	82,866	0.31%
North Carolina	113,384	0.34%
Oregon	125,046	0.36%
South Carolina	73,786	0.30%
Tennessee	61,719	0.28%
Virginia	171,755	0.37%

*  As a percentage of average daily net assets (annualized).

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended February 28, 2005, EVM earned $1,172, $1,090, $1,232, $1,903, $479, $1,714, $1,599, $2,191, $1,955, $911, $1,168 and $2,699 in sub-transfer agent fees from Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $969, $4,835, $3,896, $1,747, $1,312, $1,258, $6,583, $1,097, $12,594, $5,785, $5,817 and $3,984 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2005.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Distribution and Service Plans

Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Plans requires the Class B shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by Class B. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's Class B net assets. For the six months ended February 28, 2005, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid $72,130, $37,973, $58,791, $58,596, $34,955, $90,355, $48,291, $64,758, $90,248, $70,327, $43,694 and $118,251, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At February 28, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $1,180,000, $962,000, $1,500,000, $1,143,000, $662,000, $2,976,000, $520,000, $1,497,000, $1,512,000, $1,187,000, $706,000 and $1,217,000, respectively.

The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% (annualized) of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended February 28, 2005, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $40,080, $31,362, $38,474, $47,312, $18,676, $45,566, $47,694, $59,833, $56,410, $37,019, $39,295 and $74,773, respectively, for Class A shares, and $19,235, $10,126, $15,678, $15,626, $9,321, $24,095, $12,878, $17,269, $24,066, $18,754, $11,652 and $31,534, respectively, for Class B shares.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Plan (see Note 5). CDSC charges received on Class B redemptions when no Uncovered Distribution Charges exist for Class B will be credited to the Fund. EVD received approximately $14,000, $6,000, $11,000, $6,000, $4,000, $26,000, $6,000, $10,000, $30,000, $8,000, $4,000 and $31,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the six months ended February 28, 2005. EVD received approximately $1,000 of CDSC paid by Class A shareholders of Maryland Fund and no CDSC paid by Class A shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund for the six months ended February 28, 2005.

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investments

Purchases and sales of investments by the Portfolios, other than U.S. Government securities, purchased options and short-term obligations, for the period from September 1, 2004 to September 24, 2004, were as follows:

Alabama Portfolio
Purchases	$-
Sales	-
Arkansas Portfolio
Purchases	$-
Sales	1,228,890
Georgia Portfolio
Purchases	$1,015,810
Sales	1,458,104
Kentucky Portfolio
Purchases	$-
Sales	615,185
Louisiana Portfolio
Purchases	$-
Sales	10,000
Maryland Portfolio
Purchases	$148,000
Sales	2,792,218
Missouri Portfolio
Purchases	$-
Sales	256,047
North Carolina Portfolio
Purchases	$-
Sales	2,072,200
Oregon Portfolio
Purchases	$-
Sales	992,280

South Carolina Portfolio
Purchases	$-
Sales	255,525
Tennessee Portfolio
Purchases	$-
Sales	65,000
Virginia Portfolio
Purchases	$-
Sales	1,770,282

Purchases and sales of investments by the Funds, other than U.S. Government securities, purchased options and short-term obligations, for the period from September 25, 2004 to February 28, 2005, were as follows:

Alabama Fund
Purchases	$3,393,782
Sales	5,074,660
Arkansas Fund
Purchases	$2,039,805
Sales	3,501,900
Georgia Fund
Purchases	$4,663,303
Sales	2,380,050
Kentucky Fund
Purchases	$5,182,400
Sales	6,628,670
Louisiana Fund
Purchases	$2,745,873
Sales	2,558,665
Maryland Fund
Purchases	$3,475,646
Sales	3,023,480

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Missouri Fund
Purchases	$7,365,141
Sales	1,968,948
North Carolina Fund
Purchases	$4,696,853
Sales	8,835,316
Oregon Fund
Purchases	$4,721,012
Sales	3,910,510
South Carolina Fund
Purchases	$10,914,577
Sales	7,064,644
Tennessee Fund
Purchases	$2,502,675
Sales	3,545,023
Virginia Fund
Purchases	$14,957,050
Sales	15,892,171

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at February 28, 2005, as computed on a federal income tax basis, are as follows:

Alabama Fund
Aggregate Cost	$54,479,249
Gross unrealized appreciation	$4,070,532
Gross unrealized depreciation	(313,044)
Net unrealized appreciation	$3,757,488
Arkansas Fund
Aggregate Cost	$38,453,572
Gross unrealized appreciation	$2,668,090
Gross unrealized depreciation	(342,372)
Net unrealized appreciation	$2,325,718

Georgia Fund
Aggregate Cost	$51,577,872
Gross unrealized appreciation	$5,201,805
Gross unrealized depreciation	(1,216,042)
Net unrealized appreciation	$3,985,763
Kentucky Fund
Aggregate Cost	$55,854,749
Gross unrealized appreciation	$5,579,830
Gross unrealized depreciation	(40,978)
Net unrealized appreciation	$5,538,852
Louisiana Fund
Aggregate Cost	$25,589,723
Gross unrealized appreciation	$2,257,888
Gross unrealized depreciation	(58,888)
Net unrealized appreciation	$2,199,000
Maryland Fund
Aggregate Cost	$68,446,334
Gross unrealized appreciation	$4,580,066
Gross unrealized depreciation	(4,471,917)
Net unrealized appreciation	$108,149
Missouri Fund
Aggregate Cost	$57,002,351
Gross unrealized appreciation	$5,403,220
Gross unrealized depreciation	(110,487)
Net unrealized appreciation	$5,292,733
North Carolina Fund
Aggregate Cost	$69,341,257
Gross unrealized appreciation	$6,097,751
Gross unrealized depreciation	(859,162)
Net unrealized appreciation	$5,238,589

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Oregon Fund
Aggregate Cost	$76,382,589
Gross unrealized appreciation	$5,101,423
Gross unrealized depreciation	(1,139,974)
Net unrealized appreciation	$3,961,449
South Carolina Fund
Aggregate Cost	$53,671,933
Gross unrealized appreciation	$3,893,102
Gross unrealized depreciation	(69,631)
Net unrealized appreciation	$3,823,471
Tennessee Fund
Aggregate Cost	$45,215,804
Gross unrealized appreciation	$3,871,570
Gross unrealized depreciation	(9,451)
Net unrealized appreciation	$3,862,119
Virginia Fund
Aggregate Cost	$95,588,159
Gross unrealized appreciation	$9,486,672
Gross unrealized depreciation	(81,783)
Net unrealized appreciation	$9,404,889

9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2005.

10  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Municipals Funds as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

A summary of obligations held under these financial instruments at February 28, 2005, is as follows:

Futures Contracts
Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Alabama	06/05 06/05	72 U.S. Treasury Bond 13 U.S. Treasury Note	Short Short	$(8,144,694) (1,434,820)	$(8,088,750) (1,428,375)	$55,944 6,445
Arkansas	06/05 06/05	50 U.S. Treasury Bond 85 U.S. Treasury Note	Short Short	$(5,660,334) (9,381,514)	$(5,617,187) (9,339,375)	$43,147 42,139
Georgia	06/05	101 U.S. Treasury Bond	Short	$(11,422,040)	$(11,346,719)	$75,321
Kentucky	06/05 06/05	84 U.S. Treasury Bond 21 U.S. Treasury Note	Short Short	$(9,502,143) (2,317,785)	$(9,436,875) (2,307,375)	$65,268 10,410
Louisiana	06/05	70 U.S. Treasury Bond	Short	$(7,926,028)	$(7,864,062)	$61,966
Maryland	06/05	168 U.S. Treasury Bond	Short	$(19,018,723)	$(18,873,750)	$144,973
Missouri	06/05	101 U.S. Treasury Bond	Short	$(11,422,040)	$(11,346,719)	$75,321
North Carolina	06/05 06/05	100 U.S. Treasury Bond 150 U.S. Treasury Note	Short Short	$(11,320,669) (16,555,613)	$(11,234,375) (16,481,250)	$86,294 74,363
Oregon	06/05 06/05	150 U.S. Treasury Bond 100 U.S. Treasury Note	Short Short	$(16,981,003) (11,037,075)	$(16,851,562) (10,987,500)	$129,441 49,575
South Carolina	06/05	120 U.S. Treasury Bond	Short	$(13,584,802)	$(13,481,250)	$103,552
Tennessee	06/05	94 U.S. Treasury Bond	Short	$(10,630,412)	$(10,560,312)	$70,100
Virginia	06/05	250 U.S. Treasury Bond	Short	$(28,311,428)	$(28,085,937)	$225,491

At February 28, 2005, the Funds had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Fund
William H. Ahern, Jr.
Vice President and Portfolio Manager of Alabama and Kentucky Municipals Funds
Craig R. Brandon
Vice President and Portfolio Manager of Maryland Municipals Fund
Cynthia J. Clemson
Vice President and Portfolio Manager of Georgia, Missouri  and Tennessee Municipals Funds
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President and Portfolio Manager of Louisiana and Virginia Municipals Funds
Thomas M. Metzold
Vice President and Portfolio Manager of Arkansas, North Carolina and Oregon Municipals Funds
Alan R. Dynner
Secretary
James L. O'Connor
Treasurer
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

445-4/05	12MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1–800–262–1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	April 14, 2005

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	April 14, 2005